UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4356
                                   --------

                            FRANKLIN CALIFORNIA TAX-FREE TRUST
                            ----------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                   June 30, 2003

Franklin California Insured
Tax-Free Income Fund

Franklin California
Intermediate-Term
Tax-Free Income Fund

Franklin California
Tax-Exempt Money Fund



[GRAPHIC OMITTED]

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                                                 TAX-FREE INCOME

                                    FRANKLIN
                            California Tax-Free Trust

Want to receive this document FASTER via email?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                                                                   International

FRANKLIN TEMPLETON INVESTMENTS

Gain From Our Perspective


SPECIALIZED EXPERTISE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS   |   RETIREMENT PLANS   |   529 COLLEGE SAVINGS PLANS   |
SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .........  1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund .......  5


ANNUAL REPORT
Franklin California Insured
Tax-Free Income Fund .......  9

Franklin California
Intermediate-Term
Tax-Free Income Fund ....... 17

Franklin California
Tax-Exempt Money Fund ...... 23
Financial Highlights &

Statements of Investments .. 25

Financial Statements ....... 57

Notes to
Financial Statements ....... 62

Independent
Auditors' Report ........... 69

Tax Designation ............ 70

Board Members
and Officers ............... 71

ANNUAL REPORT


FRANKLIN CALIFORNIA INSURED
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital through a portfolio consisting mainly of insured California municipal securities. 1, 2




CALIFORNIA UPDATE

During the year ended June 30, 2003, anemic business spending and uneven economic growth helped push U.S. unemployment to its highest level since 1994, at 6.4% in June. 3 The Federal Reserve Board lowered the federal funds target rate by 50 basis points (0.50%) to 1.25% on November 6, 2002, and 25 basis points on June 25, 2003, its lowest level since 1958. Inflation remained tame, global business confidence began to revive as major combat in the Iraq conflict concluded, and consumer attitudes brightened with the Consumer Confidence Index rising in consecutive months (April and May) for the first time since June 2001.

Budget pressure dominated California's credit landscape during the year under review as the Golden State's economy continued its significant slowdown resulting from weaker exports, the sluggish national economy and a poor-performing technology sector. California's reliance on taxes, particularly capital gains taxes, from a small percentage of wealthy taxpayers exacerbated the budget challenge. In fiscal year 2002, the state experienced a dramatic 16.1% revenue collection decline, largely due to reduced stock market-related tax collections. 4 The governor balanced California's fiscal year 2002 budget through a variety of methods, including expenditure reductions, increased federal funding, loans from other special funds, a power revenue bond, tobacco settlement-backed bonds and a restructuring of outstanding GO debt.


1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.
2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.
3. Source: Bureau of Labor Statistics.
4. Source: Moody's Investors Service, New Issue: California (State of), 10/8/02.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 28.


                                                                Annual Report| 9

PORTFOLIO BREAKDOWN
Franklin California Insured
Tax-Free Income Fund
6/30/03

                                       % of Total
                            Long-Term Investments
-------------------------------------------------
  General Obligation ...................... 18.1%
  Transportation .......................... 14.7%
  Subject to Government Appropriations .... 14.5%
  Tax-Supported ........................... 12.3%
  Utilities ............................... 10.9%
  Hospital & Health Care .................. 10.0%
  Prerefunded .............................  7.7%
  Higher Education ........................  6.7%
  Other Revenue ...........................  3.9%
  Housing .................................  1.2%

State tax-supported debt levels are expected to remain moderate, despite increasing issuance of GO bonds for local schools, higher education and other purposes, as well as debt restructuring to partially defer debt payments in fiscal year 2003. The state's GO and lease debt load was $952 per capita as of April 2003, and even as sizable new bond authorizations materialize, California's debt levels should remain at moderate levels. 5 In December 2002, independent credit rating agency Standard & Poor's downgraded California's GO debt to A from A+ with a stable outlook. Moody's Investors Service followed with a similar downgrade to A2 from A1 in February 2003 and revised its outlook on the state's long-term bonds to negative from stable in June. 6

In May 2003, Governor Davis submitted a revised budget proposal for fiscal year 2004 (begins July 1), which included reducing expenditures, increasing taxes and drawing on one-time revenues. As of June 30, 2003, the California legislature had failed to pass a new state spending plan, adding to the state's uncertainty.

In California's favor are its moderate debt burden and broad-based economy. The Golden State's economy has slightly surpassed the nation's pace in terms of employment and personal income, with positive employment growth expected by the end of calendar year 2003. Reliance on the Bay Area's struggling technology sector has been somewhat offset by federal defense and homeland security spending measures as the state's aerospace and shipbuilding companies fulfill rising defense contract orders.


PORTFOLIO NOTES

Typically, we seek opportunities when interest rates rise to sell high cost (lower booked yield) bonds and report losses, which can be carried forward to offset future gains, potentially lowering shareholders' future capital gains tax liabilities. We use the proceeds to buy low cost (higher booked yield) bonds with similar structures. We also strive to remain fully invested at all times. During the year under review, although yields were at historical lows, the yield curve was steep and accumulating cash would have hindered the Fund's income production.

During this period of California's fiscal uncertainty, we sought to take advantage of increased supply to purchase high credit quality, essential purpose revenue and GO debt. Purchases during the period included Sacramento MUD, Los Angeles USD GO, San Jose Financing Authority Lease Revenue, and Rancho Santiago Community College District GO bonds.


5. Source: Standard & Poor's, RatingsDirect, 4/8/03.
6. These do not indicate ratings of the Fund.


10 |Annual Report

[GRAPHIC OMITTED]
COUPON BY MARKET VALUE PROFILE
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND
HOLDINGS AS OF 6/30/03

<4.00               6.00%
5.00-5.25         43.99%
5.25-5.50         13.86%
5.50-5.75          9.21%
5.75-6.00         12.46%
6.00-6.25          7.06%
6.25-6.50          3.01%
6.50-6.75          2.30%
6.75-7.00          1.42%
7.00-7.25          0.27%
7.50-7.75          0.22%

7.75-8.00          0.20%


Because we employ a buy-and-hold approach, we hold a large number of high-coupon bonds purchased in higher interest rate environments, as you can see in the bar chart above. These high-coupon bonds are priced at a premium now that interest rates have declined. Generally, premium bonds are less price sensitive to fluctuations in interest rates and exhibit subdued price performance in a declining interest rate environment. On the other hand, when interest rates rise, premium bonds should outperform because their values do not drop as fast as bonds priced at a discount. Thus, we believe our portfolio is defensive in nature.


                                                               Annual Report| 11

DIVIDEND DISTRIBUTIONS*
Franklin California Insured Tax-Free Income Fund
7/1/02-6/30/03

-------------------------------------------------------------------------------
                                             Dividend per Share
                               ------------------------------------------------
   Month                        Class A            Class B            Class C
-------------------------------------------------------------------------------
   July                        4.82 cents         4.27 cents         4.28 cents
   August                      4.82 cents         4.27 cents         4.28 cents
   September                   4.78 cents         4.20 cents         4.20 cents
   October                     4.78 cents         4.20 cents         4.20 cents
   November                    4.78 cents         4.20 cents         4.20 cents
   December                    4.73 cents         4.13 cents         4.14 cents
   January                     4.73 cents         4.13 cents         4.14 cents
   February                    4.73 cents         4.13 cents         4.14 cents
   March                       4.73 cents         4.16 cents         4.15 cents
   April                       4.73 cents         4.16 cents         4.15 cents
   May                         4.73 cents         4.16 cents         4.15 cents
   June                        4.68 cents         4.09 cents         4.07 cents
-------------------------------------------------------------------------------
   Total                      57.04 cents        50.10 cents        50.10 cents

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

As interest rates generally declined over the past few years and issuers took the opportunity to refinance higher yielding debt, Franklin California Insured Tax-Free Income Fund had higher coupon bonds called, which affected the Fund's income earnings and resulted in dividend reductions during the period.

Keep in mind that your Fund combines the advantages of high credit quality and tax-free yields. 1 The Performance Summary beginning on page 13 shows that on June 30, 2003, the Fund's Class A shares' distribution rate was 4.19% based on an annualization of the current 4.68 cent ($0.0468) per share dividend and the maximum offering price of $13.40 on June 30, 2003. This tax-free rate is generally higher than the after-tax return on a comparable quality taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 41.05% would need to earn 7.11% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows distribution rates and their taxable equivalents for Class B and C shares.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 |Annual Report

PERFORMANCE SUMMARY AS OF 6/30/03

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  Class A                                               Change           6/30/03          6/30/02
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.51            $12.83           $12.32
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (7/1/02-6/30/03)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5704
-------------------------------------------------------------------------------------------------
  Class B                                               Change           6/30/03          6/30/02
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.51            $12.88           $12.37
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (7/1/02-6/30/03)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5010
-------------------------------------------------------------------------------------------------
  Class C                                               Change           6/30/03          6/30/02
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.52            $12.93           $12.41
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (7/1/02-6/30/03)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5010

         Annual Report | Past performance does not guarantee future results.| 13

PERFORMANCE

-----------------------------------------------------------------------------------------------------
  Class A                                               1-Year            5-Year          10-Year
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              +8.97%          +32.12%          +77.59%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +4.31%           +4.82%           +5.45%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 3                     4.19%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4  7.11%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5             3.02%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4              5.12%
-----------------------------------------------------------------------------------------------------
  Class B                                               1-Year            3-Year   Inception (2/1/00)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              +8.34%          +23.91%          +31.05%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +4.34%           +6.53%           +7.51%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 3                     3.81%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4  6.46%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5             2.61%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4              4.43%
-----------------------------------------------------------------------------------------------------
  Class C                                               1-Year            5-Year   Inception (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              +8.39%          +28.46%          +59.25%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +6.28%           +4.92%           +5.73%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 3                     3.74%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 4  6.34%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 5             2.58%
-----------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 4              4.38%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



14 |Past performance does not guarantee future results.|Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate. One cannot invest directly in an index.



[GRAPHIC OMITTED]
CLASS A (7/1/93-6/30/03)
          Franklin California  Lehman Brothers
          Insured Tax-free      Municipal Bond
              Income Fund         Index 6           CPI
7/1/93            9572            10000          10000
7/31/93           9594            10013          10000
8/31/93           9772            10221          10028
9/30/93           9888            10338          10049
10/31/93          9948            10357          10090
11/30/93          9929            10266          10097
12/31/93          10093           10483          10097
1/31/94           10194           10602          10125
2/28/94           9990            10328          10159
3/31/94           9590            9907           10194
4/30/94           9628            9992           10208
5/31/94           9689            10079          10215
6/30/94           9653            10017          10250
7/31/94           9822            10200          10277
8/31/94           9861            10236          10318
9/30/94           9733            10086          10346
10/31/94          9553            9906           10354
11/30/94          9392            9727           10367
12/31/94          9557            9941           10367
1/31/95           9875            10225          10409
2/28/95           10153           10523          10450
3/31/95           10226           10644          10485
4/30/95           10257           10656          10519
5/31/95           10538           10996          10540
6/30/95           10405           10901          10561
7/31/95           10471           11004          10561
8/31/95           10564           11144          10589
9/30/95           10631           11214          10610
10/31/95          10786           11377          10645
11/30/95          10987           11566          10638
12/31/95          11117           11677          10630
1/31/96           11185           11766          10693
2/29/96           11128           11686          10727
3/31/96           10962           11536          10783
4/30/96           10922           11504          10825
5/31/96           10927           11499          10845
6/30/96           11052           11624          10852
7/31/96           11149           11729          10873
8/31/96           11190           11727          10893
9/30/96           11343           11891          10928
10/31/96          11451           12025          10963
11/30/96          11624           12245          10984
12/31/96          11582           12194          10984
1/31/97           11577           12217          11019
2/28/97           11677           12329          11053
3/31/97           11528           12165          11081
4/30/97           11629           12268          11094
5/31/97           11779           12453          11087
6/30/97           11870           12586          11101
7/31/97           12196           12935          11114
8/31/97           12093           12813          11135
9/30/97           12225           12966          11163
10/31/97          12298           13049          11191
11/30/97          12370           13126          11184
12/31/97          12537           13317          11171
1/31/98           12661           13454          11192
2/28/98           12674           13458          11213
3/31/98           12687           13471          11235
4/30/98           12629           13410          11255
5/31/98           12806           13622          11275
6/30/98           12871           13675          11289
7/31/98           12894           13709          11302
8/31/98           13074           13922          11316
9/30/98           13275           14096          11329
10/31/98          13289           14096          11356
11/30/98          13344           14145          11356
12/31/98          13354           14180          11350
1/31/99           13463           14349          11377
2/28/99           13454           14286          11391
3/31/99           13487           14306          11425
4/30/99           13488           14342          11508
5/31/99           13424           14258          11508
6/30/99           13218           14053          11508
7/31/99           13229           14104          11543
8/31/99           13055           13991          11570
9/30/99           13066           13997          11626
10/31/99          12868           13845          11647
11/30/99          12968           13992          11654
12/31/99          12870           13887          11654
1/31/00           12770           13826          11689
2/29/00           12995           13986          11758
3/31/00           13313           14291          11854
4/30/00           13199           14207          11861
5/31/00           13144           14133          11876
6/30/00           13511           14508          11937
7/31/00           13684           14709          11965
8/31/00           13950           14936          11965
9/30/00           13916           14858          12027
10/31/00          14022           15020          12047
11/30/00          14140           15134          12055
12/31/00          14481           15508          12047
1/31/01           14564           15662          12123
2/28/01           14600           15712          12172
3/31/01           14732           15853          12200
4/30/01           14506           15682          12249
5/31/01           14662           15851          12304
6/30/01           14699           15958          12325
7/31/01           14929           16194          12290
8/31/01           15269           16461          12290
9/30/01           15220           16405          12345
10/31/01          15378           16600          12303
11/30/01          15316           16461          12283
12/31/01          15154           16304          12235
1/31/02           15349           16586          12263
2/28/02           15484           16785          12312
3/31/02           15132           16456          12381
4/30/02           15368           16777          12450
5/31/02           15466           16880          12450
6/30/02           15603           17059          12458
7/31/02           15778           17279          12471
8/31/02           16018           17486          12512
9/30/02           16487           17869          12534
10/31/02          16075           17572          12555
11/30/02          16033           17499          12555
12/31/02          16340           17868          12527
1/31/03           16259           17823          12582
2/28/03           16516           18073          12679
3/31/03           16552           18083          12755
4/30/03           16706           18203          12727
5/31/03           17111           18629          12707
6/30/03           16999           18551          12721




[GRAPHIC OMITTED]
CLASS B (2/1/00-6/30/03)

          CA Ins. TF Class B   LB Muni Index       CPI
2/1/00            10000           10000           10000
2/29/00           10166           10116           10059
3/31/00           10418           10337           10141
4/30/00           10317           10276           10148
5/31/00           10277           10222           10160
6/30/00           10559           10493           10213
7/31/00           10689           10639           10236
8/31/00           10892           10803           10236
9/30/00           10860           10747           10289
10/31/00          10946           10864           10307
11/30/00          11033           10946           10313
12/31/00          11294           11217           10307
1/31/01           11353           11328           10372
2/29/01           11377           11364           10413
3/31/01           11473           11466           10437
4/30/01           11301           11342           10479
5/31/01           11417           11465           10526
6/30/01           11440           11542           10544
7/31/01           11613           11712           10514
8/31/01           11872           11906           10514
9/30/01           11828           11865           10562
10/31/01          11946           12006           10526
11/30/01          11893           11906           10508
12/31/01          11771           11792           10467
1/31/02           11907           11996           10491
2/28/02           12014           12140           10533
3/31/02           11727           11902           10592
4/30/02           11913           12135           10651
5/31/02           11984           12209           10651
6/30/02           12084           12338           10658
7/31/02           12213           12497           10669
8/31/02           12393           12647           10705
9/30/02           12749           12924           10723
10/31/02          12426           12710           10741
11/30/02          12378           12656           10741
12/31/02          12618           12923           10717
1/31/03           12550           12891           10765
2/28/03           12742           13071           10847
3/31/03           12763           13079           10913
4/30/03           12876           13166           10889
5/31/03           13191           13474           10871
6/30/03           12805           13417           10883

         Annual Report | Past performance does not guarantee future results.| 15

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
  Class C                     6/30/03
-------------------------------------
  1-Year                       +6.28%
-------------------------------------
  5-Year                       +4.92%
-------------------------------------
  Since Inception (5/1/95)     +5.73%

[GRAPHIC OMITTED]

           CA Ins. TF Class C   LB Muni Index      CPI
5/1/95             9900           10000           10000
5/31/95           10197           10319           10020
6/30/95           10063           10229           10040
7/31/95           10122           10326           10040
8/31/95           10215           10458           10066
9/30/95           10265           10523           10086
10/31/95          10418           10676           10120
11/30/95          10606           10853           10112
12/31/95          10727           10957           10105
1/31/96           10787           11041           10165
2/29/96           10726           10966           10198
3/31/96           10571           10825           10251
4/30/96           10528           10795           10291
5/31/96           10527           10791           10310
6/30/96           10642           10908           10316
7/31/96           10737           11006           10336
8/31/96           10762           11004           10356
9/30/96           10904           11158           10389
10/31/96          11002           11284           10422
11/30/96          11172           11491           10442
12/31/96          11118           11443           10442
1/31/97           11108           11464           10475
2/28/97           11207           11570           10508
3/31/97           11060           11416           10534
4/30/97           11142           11512           10547
5/31/97           11287           11686           10540
6/30/97           11369           11811           10553
7/31/97           11674           12138           10565
8/31/97           11571           12024           10586
9/30/97           11692           12167           10612
10/31/97          11755           12245           10639
11/30/97          11827           12317           10632
12/31/97          11971           12497           10619
1/31/98           12092           12626           10640
2/28/98           12089           12629           10660
3/31/98           12096           12641           10680
4/30/98           12044           12584           10699
5/31/98           12206           12783           10719
6/30/98           12262           12832           10731
7/31/98           12268           12865           10744
8/31/98           12433           13064           10757
9/30/98           12627           13227           10770
10/31/98          12624           13227           10796
11/30/98          12681           13274           10796
12/31/98          12674           13307           10789
1/31/99           12781           13465           10815
2/28/99           12767           13406           10828
3/31/99           12792           13425           10861
4/30/99           12786           13458           10940
5/31/99           12720           13380           10940
6/30/99           12520           13187           10940
7/31/99           12525           13235           10973
8/31/99           12355           13129           10999
9/30/99           12360           13134           11052
10/31/99          12168           12992           11072
11/30/99          12256           13130           11079
12/31/99          12159           13032           11079
1/31/00           12048           12974           11112
2/29/00           12254           13125           11177
3/31/00           12557           13411           11269
4/30/00           12445           13332           11276
5/31/00           12388           13263           11289
6/30/00           12725           13614           11348
7/31/00           12882           13803           11374
8/31/00           13125           14016           11374
9/30/00           13087           13943           11433
10/31/00          13191           14095           11453
11/30/00          13284           14202           11460
12/31/00          13597           14553           11453
1/31/01           13680           14697           11525
2/29/01           13708           14744           11571
3/31/01           13823           14877           11598
4/30/01           13606           14716           11644
5/31/01           13745           14875           11696
6/30/01           13772           14974           11716
7/31/01           13979           15196           11683
8/31/01           14289           15447           11683
9/30/01           14237           15394           11736
10/31/01          14378           15578           11696
11/30/01          14314           15447           11676
12/31/01          14156           15300           11631
1/31/02           14330           15565           11657
2/28/02           14448           15751           11704
3/31/02           14115           15443           11770
4/30/02           14327           15744           11836
5/31/02           14423           15840           11836
6/30/02           14531           16008           11843
7/31/02           14687           16214           11856
8/31/02           14913           16409           11895
9/30/02           15352           16768           11915
10/31/02          14953           16490           11935
11/30/02          14895           16421           11935
12/31/02          15184           16767           11909
1/31/03           15102           16725           11961
2/28/03           15332           16959           12054
3/31/03           15358           16969           12126
4/30/03           15493           17081           12099
5/31/03           15870           17481           12080
6/30/03           15766           17408           12093


ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B) per share on 6/30/03.
4. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.
5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/03.
6. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.



16 |Past performance does not guarantee future results.|Annual Report

FRANKLIN CALIFORNIA INTERMEDIATE-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital. The Fund's portfolio consists mainly of California municipal securities with an average weighted maturity (the time at which the debt must be repaid) between 3 and 10 years. 1


[GRAPHIC OMITTED]
CREDIT QUALITY BREAKDOWN*
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND
BASED ON TOTAL LONG-TERM INVESTMENTS AS OF 6/30/03
AAA .... 53.3%
AA .....  3.8%
A ...... 23.6%
BBB .... 19.3%

*QUALITY BREAKDOWN MAY INCLUDE INTERNAL RATINGS FOR BONDS NOT RATED BY AN INDEPENDENT RATING AGENCY.



CALIFORNIA UPDATE

During the year ended June 30, 2003, anemic business spending and uneven economic growth helped push U.S. unemployment to its highest level since 1994, at 6.4% in June. 2 The Federal Reserve Board lowered the federal funds target rate by 50 basis points (0.50%) to 1.25% on November 6, 2002, and 25 basis points on June 25, 2003. The short-term rate reached its lowest level since 1958. Inflation remained tame, global business confidence began to revive as major combat in the



1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.
2. Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 42.


                                                               Annual Report| 17

PORTFOLIO BREAKDOWN
Franklin California Intermediate-Term
Tax-Free Income Fund
6/30/03

-------------------------------------------------
                                       % of Total
                            Long-Term Investments
-------------------------------------------------
  Tax-Supported                             21.6%
  General Obligation                        21.0%
  Utilities                                 15.7%
  Hospital & Health Care                    14.4%
  Subject to Government Appropriations      12.7%
  Other Revenue                              4.9%
  Housing                                    3.2%
  Prerefunded                                2.5%
  Transportation                             2.1%
  Higher Education                           1.9%

Iraq conflict concluded, and consumer attitudes brightened with the Consumer Confidence Index rising consecutive months (April and May) for the first time since June 2001.

Budget pressure dominated California's credit landscape during the year under review as the Golden State's economy continued its significant slowdown resulting from weaker exports, the sluggish national economy and a poor-performing technology sector. California's reliance on taxes, particularly capital gains taxes, from a small percentage of wealthy taxpayers exacerbated the budget challenge. In fiscal year 2002, the state experienced a dramatic 16.1% revenue collection decline, largely due to reduced stock market-related tax collections. 3 The governor balanced California's fiscal year 2002 budget through a variety of methods, including expenditure reductions, increased federal funding, loans from other special funds, a power revenue bond, tobacco settlement-backed bonds and a restructuring of outstanding GO debt.

State tax-supported debt levels are expected to remain moderate, despite increasing issuance of GO bonds for local schools, higher education and other purposes, as well as debt restructuring to partially defer debt payments in fiscal year 2003. The state's GO and lease debt load was $952 per capita as of April 2003, and even as sizable new bond authorizations materialize, California's debt levels should remain at moderate levels. 4 In December 2002, independent credit rating agency Standard & Poor's downgraded California's GO debt to A from A+ with a stable outlook. Moody's Investors Service followed with a similar downgrade to A2 from A1 in February 2003 and revised its outlook on the state's long-term bonds to negative from stable in June. 5

In May 2003, Governor Davis submitted a revised budget proposal for fiscal year 2004 (begins July 1), which included reducing expenditures, increasing taxes and drawing on one-time revenues. As of June 30, 2003, the California legislature had failed to pass a new state spending plan, adding to the state's uncertainty.

In California's favor are its moderate debt burden and broad-based economy. The Golden State's economy has slightly surpassed the nation's pace in terms of



3. Source: Moody's Investors Service, NEW ISSUE: CALIFORNIA (STATE OF), 10/8/02.
4. Source: Standard & Poor's, RATINGSDIRECT, 4/8/03.
5. These do not indicate ratings of the Fund.


18 |Annual Report
employment and personal income, with positive employment growth expected by the end of calendar year 2003. Reliance on the Bay Area's struggling technology sector has been somewhat offset by federal defense and homeland security spending measures as the state's aerospace and shipbuilding companies fulfill rising defense contract orders.


PORTFOLIO NOTES

Typically, we seek opportunities when interest rates rise to sell high cost (lower booked yield) bonds and report losses, which can be carried forward to offset future gains, potentially lowering shareholders' future capital gains tax liabilities. We use the proceeds to buy low cost (higher booked yield) bonds with similar structures. We also strive to remain fully invested at all times. During the year under review, although yields were at historical lows, the yield curve was steep and accumulating cash would have hindered the Fund's income production.

During this period of California's fiscal uncertainty, we sought to take advantage of increased supply to purchase high credit quality, essential purpose revenue and GO debt. Purchases during the period included Industry GO, Poway USD GO, Clovis Public Financing Authority Water Revenue, Moulton-Niguel Water District GO, and San Ramon Valley USD GO bonds. Notable sales included San Diego Community College District and Sacramento City Financing Authority Revenue for City Hall and Redevelopment Projects bonds.

Because we employ a buy-and-hold approach, we hold a large number of high-coupon bonds purchased in higher interest rate environments, as you can see in the bar chart on page 20. These high-coupon bonds are priced at a premium now that interest rates have declined. Generally, premium bonds are less price sensitive to fluctuations in interest rates and exhibit subdued price performance in a declining interest rate environment. On the other hand, when interest rates rise, premium bonds should outperform because their values do not drop as fast as bonds priced at a discount. Thus, we believe our portfolio is defensive in nature.


DIVIDEND DISTRIBUTIONS*
Franklin California Intermediate-Term
Tax-Free Income Fund - Class A
7/1/02-6/30/03

---------------------------------------
  Month              Dividend per Share
---------------------------------------
  July                       3.70 cents
  August                     3.70 cents
  September                  3.70 cents
  October                    3.70 cents
  November                   3.70 cents
  December                   3.70 cents
  January                    3.70 cents
  February                   3.70 cents
  March                      3.70 cents
  April                      3.70 cents
  May                        3.70 cents
  June                       3.70 cents
---------------------------------------
  Total                     44.40 cents

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

                                                               Annual Report| 19

[GRAPHIC OMITTED]
COUPON BY MARKET VALUE PROFILE
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND
HOLDINGS AS OF 6/30/03

<2.00             8.34%
3.00-3.25         1.66%
3.25-3.50         0.82%
3.50-3.75         1.21%
3.75-4.00         1.25%
4.00-4.25        13.83%
4.25-4.50         6.06%
4.50-4.75         7.04%
4.75-5.00         4.78%
5.00-5.25        27.09%
5.25-5.50        16.40%
5.50-5.75         4.35%
5.75-6.00         3.38%
6.00-6.25         2.93%
6.25-6.50         0.86%


Keep in mind that your Fund combines the advantage of high credit quality with tax-free yields. 1 The Performance Summary beginning on page 21 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 3.70%. An investor in the maximum combined federal and California state personal income tax bracket of 41.05% would need to earn 6.27% from a taxable investment to match the Fund's tax-free distribution rate.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 |Annual Report

PERFORMANCE SUMMARY AS OF 6/30/03

FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  Class A                                               Change           6/30/03          6/30/02
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.33            $11.74           $11.41
  DISTRIBUTIONS (7/1/02-6/30/03)
  Dividend Income                          $0.4440

PERFORMANCE 1

-------------------------------------------------------------------------------------------------
  Class A                                               1-Year            5-Year          10-Year
-------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                              +6.92%         +30.17%           +77.48%
  Average Annual Total Return 3                          +4.54%          +4.93%            +5.67%
     Distribution Rate 4                     3.70%
     Taxable Equivalent Distribution Rate 5  6.27%
     30-Day Standardized Yield 6             2.60%
     Taxable Equivalent Yield 5              4.41%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results.| 21

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
  Class A                     6/30/03
-------------------------------------
  1-Year                       +4.54%
  5-Year                       +4.93%
  10-Year                      +5.67%

[GRAPHIC OMITTED]
CLASS A (7/1/93-6/30/03)

                       CA Int. TF   LB 10 Yr. Muni Index     CPI
         7/1/93            9778            10000            10000
         7/31/93           9802            10025            10000
         8/31/93           9936            10233            10028
         9/30/93           10145           10358            10049
         10/31/93          10186           10375            10090
         11/30/93          10077           10290            10097
         12/31/93          10289           10509            10097
         1/31/94           10398           10638            10125
         2/28/94           10153           10347            10159
         3/31/94           9830            9952             10194
         4/30/94           9883            10061            10208
         5/31/94           9944            10142            10215
         6/30/94           9938            10098            10250
         7/31/94           10088           10268            10277
         8/31/94           10132           10308            10318
         9/30/94           10037           10169            10346
         10/31/94          9912            10021            10354
         11/30/94          9768            9832             10367
         12/31/94          9852            10009            10367
         1/31/95           10066           10268            10409
         2/28/95           10332           10558            10450
         3/31/95           10447           10701            10485
         4/30/95           10461           10714            10519
         5/31/95           10760           11053            10540
         6/30/95           10651           10985            10561
         7/31/95           10789           11146            10561
         8/31/95           10959           11298            10589
         9/30/95           11046           11370            10610
         10/31/95          11216           11501            10645
         11/30/95          11377           11655            10638
         12/31/95          11423           11726            10630
         1/31/96           11522           11845            10693
         2/29/96           11495           11796            10727
         3/31/96           11414           11650            10783
         4/30/96           11387           11609            10825
         5/31/96           11391           11577            10845
         6/30/96           11503           11686            10852
         7/31/96           11593           11799            10873
         8/31/96           11597           11799            10893
         9/30/96           11710           11920            10928
         10/31/96          11835           12070            10963
         11/30/96          12037           12314            10984
         12/31/96          11997           12259            10984
         1/31/97           12035           12307            11019
         2/28/97           12117           12422            11053
         3/31/97           12009           12256            11081
         4/30/97           12103           12347            11094
         5/31/97           12265           12522            11087
         6/30/97           12371           12660            11101
         7/31/97           12670           13015            11114
         8/31/97           12595           12889            11135
         9/30/97           12713           13053            11163
         10/31/97          12787           13122            11191
         11/30/97          12849           13182            11184
         12/31/97          12992           13391            11171
         1/31/98           13124           13539            11192
         2/28/98           13140           13538            11213
         3/31/98           13145           13528            11235
         4/30/98           13114           13454            11255
         5/31/98           13296           13683            11275
         6/30/98           13336           13733            11289
         7/31/98           13388           13755            11302
         8/31/98           13572           13995            11316
         9/30/98           13755           14203            11329
         10/31/98          13771           14209            11356
         11/30/98          13811           14251            11356
         12/31/98          13838           14296            11350
         1/31/99           13988           14514            11377
         2/28/99           13943           14384            11391
         3/31/99           13970           14377            11425
         4/30/99           13984           14415            11508
         5/31/99           13888           14314            11508
         6/30/99           13680           14048            11508
         7/31/99           13769           14142            11543
         8/31/99           13722           14090            11570
         9/30/99           13776           14138            11626
         10/31/99          13654           14038            11647
         11/30/99          13771           14191            11654
         12/31/99          13636           14117            11654
         1/31/00           13653           14059            11689
         2/29/00           13759           14170            11758
         3/31/00           14007           14446            11854
         4/30/00           13921           14374            11861
         5/31/00           13914           14289            11876
         6/30/00           14217           14678            11937
         7/31/00           14391           14880            11965
         8/31/00           14631           15111            11965
         9/30/00           14609           15042            12027
         10/31/00          14693           15195            12047
         11/30/00          14751           15277            12055
         12/31/00          14981           15636            12047
         1/31/01           15159           15838            12123
         2/28/01           15204           15865            12172
         3/31/01           15262           16000            12200
         4/30/01           15090           15803            12249
         5/31/01           15271           15975            12304
         6/30/01           15342           16071            12325
         7/31/01           15524           16291            12290
         8/31/01           15789           16570            12290
         9/30/01           15765           16546            12345
         10/31/01          15921           16752            12303
         11/30/01          15800           16536            12283
         12/31/01          15647           16360            12235
         1/31/02           15898           16669            12263
         2/28/02           16066           16908            12312
         3/31/02           15697           16560            12381
         4/30/02           16003           16944            12450
         5/31/02           16126           17023            12450
         6/30/02           16235           17234            12458
         7/31/02           16416           17464            12471
         8/31/02           16640           17691            12512
         9/30/02           16980           18113            12534
         10/31/02          16588           17784            12555
         11/30/02          16540           17638            12555
         12/31/02          16854           18024            12527
         1/31/03           16733           17927            12582
         2/28/03           16991           18237            12679
         3/31/03           16987           18246            12755
         4/30/03           17100           18383            12727
         5/31/03           17478           18909            12707
         6/30/03           17353           18818            12721


ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the maximum 2.25% initial sales charge.


1. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.
4. Distribution rate is based on an annualization of the current 3.70 cent per share monthly dividend and the maximum offering price of $12.01 per share on 6/30/03.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/03.
7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal 10-Year Bond Index includes bonds that have a minimum credit rating of at least Baa, a maturity of at least 10 years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.



22 |Past performance does not guarantee future results.|Annual Report

FRANKLIN CALIFORNIA
TAX-EXEMPT MONEY FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin California Tax-Exempt Money Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes while seeking preservation of capital and liquidity through a portfolio consisting mainly of short-term municipal debt securities issued in California. The Fund is managed to maintain a $1.00 share price. 1


CALIFORNIA UPDATE

Budget pressure dominated California's credit landscape during the year ended June 30, 2003, as the Golden State's economy continued its significant slowdown resulting from weaker exports, the sluggish national economy and a poor-performing technology sector. California's reliance on taxes, particularly capital gains taxes, from a small percentage of wealthy taxpayers exacerbated the budget challenge. In fiscal year 2002, the state experienced a dramatic 16.1% revenue collection decline, largely due to reduced stock market-related tax collections. 2

State revenue anticipation notes and revenue anticipation warrants help provide the state with liquidity to fund ongoing operations while a longer-term solution to the budget shortfall is devised. In December, independent credit rating agencies Standard & Poor's and Fitch downgraded California GO debt and revenue anticipation notes. The downgrades were expected and already priced into the market.


PORTFOLIO NOTES

The Federal Reserve Board (the Fed) lowered the federal funds target rate 50 basis points (0.50%) to 1.25% on November 6, 2002, and 25 basis points on June 25, 2003, its lowest level since 1958. The rate cuts impacted money market portfolio yields. Largely as a result, Franklin California Tax-Exempt Money Fund's seven-day effective yield fell from 0.87% at the beginning of the period to 0.45% on June 30, 2003.



1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2. Source: Moody's Investors Service, NEW ISSUE: CALIFORNIA (STATE OF), 10/8/02.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 52.


Annual Report | 23

The Fund's investment strategy continues to emphasize high quality and liquidity. We manage the Fund more conservatively than is required by SEC guidelines, seeking to ensure safety and stability of the Fund's principal. Although allowed by the SEC for money market funds, we do not buy any derivative securities for our tax-exempt money funds. We believe the increased yield offered by such securities does not justify the added risks to shareholders.

During the reporting period, the Fund participated in several attractive deals, including California School Cash Reserve Program Revenue Notes, Los Angeles Unified School District Tax Anticipation Notes, California State Department Water Resources Power Supply variable rate demand notes, and California Infrastructure and Economic Development Bank J. Paul Getty Trust mandatory puts.



PERFORMANCE SUMMARY
Franklin California
Tax-Exempt Money Fund
6/30/03

  Seven-day effective yield 1   0.45%
  Seven-day annualized yield    0.45%
  Taxable equivalent yield 2    0.76%

1. The seven-day effective yield assumes the compounding of daily dividends.
2. Taxable equivalent yield assumes the published rates as of 6/18/03 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%. Annualized and effective yields are for the seven-day period ended 6/30/03. The Fund's average weighted maturity was 64 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Past performance does not guarantee future results.


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


24 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND

                                                           -------------------------------------------------------------------
                                                                                     Year Ended June 30,
                                                                  2003          2002          2001          2000          1999
                                                           -------------------------------------------------------------------

CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................     $12.32        $12.17        $11.76        $12.12        $12.47
                                                           -------------------------------------------------------------------

Income from investment operations:

 Net investment income a .................................        .57           .59           .61           .61           .61

 Net realized and unrealized gains (losses) ..............        .51           .15           .40          (.36)         (.26)
                                                           -------------------------------------------------------------------
Total from investment operations .........................       1.08           .74          1.01           .25           .35
                                                           -------------------------------------------------------------------

Less distributions from:

 Net investment income ...................................       (.57)         (.59)         (.60)         (.61)         (.63)

 Net realized gains ......................................         --            --            --           -- c         (.07)
                                                           -------------------------------------------------------------------
Total distributions ......................................       (.57)         (.59)         (.60)         (.61)         (.70)
                                                           -------------------------------------------------------------------
Net asset value, end of year .............................     $12.83        $12.32        $12.17        $11.76        $12.12
                                                           ===================================================================



Total return b ...........................................      8.97%         6.15%         8.73%         2.24%         2.76%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................... $1,912,784    $1,789,914    $1,665,581    $1,558,857    $1,775,212

Ratios to average net assets:

 Expenses ................................................       .61%          .61%          .61%          .60%          .60%

 Net investment income ...................................      4.50%         4.74%         5.00%         5.24%         4.91%

Portfolio turnover rate ..................................      9.79%        16.99%        10.09%        29.40%        15.53%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cThe fund made a capital gain distribution of $.0016.

                                                                Annual Report|25

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                                            ---------------------------------------------
                                                                                           Year Ended June 30,

                                                                               2003        2002        2001        2000 C
CLASS B                                                                     ---------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................................    $12.37      $12.21      $11.78      $11.36
                                                                            ---------------------------------------------

Income from investment operations:

 Net investment income a ................................................       .50         .53         .54         .23

 Net realized and unrealized gains (losses) .............................       .51         .15         .42         .42
                                                                            ---------------------------------------------

Total from investment operations ........................................      1.01         .68         .96         .65
                                                                            ---------------------------------------------
Less distributions from net investment income ...........................      (.50)       (.52)       (.53)       (.23)
                                                                            ---------------------------------------------
Net asset value, end of year ............................................    $12.88      $12.37      $12.21      $11.78
                                                                            =============================================



Total return b ..........................................................     8.34%       5.62%       8.29%       5.76%



Ratios/supplemental data

Net assets, end of year (000's) .........................................   $85,698     $56,303     $20,926      $1,884

Ratios to average net assets:

 Expenses ...............................................................     1.16%       1.16%       1.16%       1.16% d

 Net investment income ..................................................     3.95%       4.20%       4.42%       4.82% d

Portfolio turnover rate .................................................     9.79%      16.99%      10.09%      29.40%




aBased on average shares outstanding.
bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period February 1, 2000 (effective date) to June 30, 2000.
dAnnualized


26 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                                     ---------------------------------------------------------
                                                                                     Year Ended June 30,
                                                                         2003        2002        2001        2000        1999

                                                                     ---------------------------------------------------------

CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................................    $12.41      $12.26      $11.84      $12.20      $12.55
                                                                     ---------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................................       .50         .53         .54         .55         .55

 Net realized and unrealized gains (losses) .......................       .52         .14         .41        (.36)       (.27)
                                                                     ---------------------------------------------------------
Total from investment operations ..................................      1.02         .67         .95         .19         .28
                                                                     ---------------------------------------------------------

Less distributions from:

 Net investment income ............................................      (.50)       (.52)       (.53)       (.55)       (.56)

 Net realized gains ...............................................        --          --          --          -- c      (.07)
                                                                     ---------------------------------------------------------

Total distributions ...............................................      (.50)       (.52)       (.53)       (.55)       (.63)
                                                                     ---------------------------------------------------------
Net asset value, end of year ......................................    $12.93      $12.41      $12.26      $11.84      $12.20
                                                                     =========================================================



Total return b ....................................................     8.39%       5.51%       8.17%       1.66%       2.16%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................  $136,674    $108,802     $79,803     $67,395     $80,336

Ratios to average net assets:

 Expenses .........................................................     1.16%       1.16%       1.16%       1.16%       1.16%

 Net investment income ............................................     3.95%       4.19%       4.45%       4.68%       4.35%

Portfolio turnover rate ...........................................     9.79%      16.99%      10.09%      29.40%      15.53%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cThe fund made a capital gain distribution of $.0016.



                          Annual Report | See notes to financial statements.| 27

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2003



--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.0%
    BONDS 92.4%
    ABAG Finance Authority for Nonprofit Corps. COP,
      Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ........... $ 2,055,000         $ 2,300,737
      Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ...................   3,500,000           3,766,175
      Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ......................   5,000,000           5,458,100
    ABAG Finance Authority for Nonprofit Corps. Revenue,
      Poway RHF Housing Inc. Project, Series A, California Mortgage Insured,
       5.375%, 11/15/25 ..................................................................   5,145,000           5,434,252
      Sansum-Santa Barbara, Series A, California Mortgage Insured, 5.60%, 4/01/26 ........   2,750,000           2,899,352
    ABAG Revenue, Tax Allocation, RDA Pool, Series A2, FSA Insured, 6.60%, 12/15/24 ......  10,775,000          11,748,090
    Alameda County Water District Revenue COP, Water Systems Project, FGIC Insured,
      Pre-Refunded, 6.00%, 6/01/20 .......................................................   1,000,000           1,066,480
    Alameda Power and Telecommunication Electric System Revenue COP, MBIA Insured,
     5.75%, 7/01/30 ......................................................................   3,305,000           3,709,995
    Alhambra City Elementary School District GO, Series A, FSA Insured, 5.60%, 9/01/24 ...   2,065,000           2,289,734
    Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 9/01/23 ...........  10,730,000          10,928,398
    Anaheim PFAR, Local Agency, CFD, Refunding, Series A, MBIA Insured, 5.75%, 9/01/14 ...   3,790,000           4,050,979
    Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 .....................   5,000,000           5,246,050
    Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%,
     12/01/22 ............................................................................   1,080,000           1,238,976
    Baldwin Park California RDA, Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 ..   4,000,000           4,501,160
    Barstow RDA, Tax Allocation, Central Redevelopment Project, Series A, MBIA Insured,
     6.25%, 9/01/22 ......................................................................   2,000,000           2,140,920
    Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ..................   1,500,000           1,692,150
    Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ..........................   1,000,000           1,132,600
    Cabrillo Community College District GO, Series C, AMBAC Insured, 5.375%, 5/01/26 .....   5,400,000           5,877,846
    Calaveras County Water District Revenue COP, Water and Sewer System Improvement Project,
     Refunding, AMBAC Insured, 6.00%, 5/01/16 ............................................   3,950,000           4,165,156
    Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential,
    Refunding, FSA Insured, 5.85%, 8/01/15 ...............................................   1,795,000           1,837,829
    Calexico USD, CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.60%, 9/01/17 .......   2,930,000           3,310,871
    California Community College Financing Authority Lease Revenue, Grossmont,
     Palomar, and Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ........................   3,030,000           3,205,861
    California Educational Facilities Authority Revenue,
       Pomona College, Series B, 5.50%, 7/01/29 ..........................................   4,455,000       4,853,143
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 .........................  24,705,000      26,128,255
       Stanford University, Series N, 5.25%, 12/01/26 ....................................   6,450,000       6,886,342
       Stanford University, Series N, 5.35%, 6/01/27 .....................................  21,250,000      22,764,275
       Stanford University, Series N, 5.20%, 12/01/27 ....................................   6,000,000       6,429,240
       Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ......................   3,385,000       3,639,315
       University of Southern California, Refunding, Series C, 5.125%, 10/01/28 ..........   2,000,000       2,115,860
    California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 .......   5,000,000       5,641,350
       Catholic Healthcare West, Series A, 5.00%, 7/01/28 ................................  15,000,000      14,026,200
       Catholic Healthcare, Refunding, 5.00%, 7/01/28 ....................................  10,000,000      9,587,000
       Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25    1,245,000       1,336,383
       Kaiser Permanente, Series A, 5.40%, 5/01/28 .......................................  15,400,000      15,805,482
       Kaiser Permanente, Series B, 5.00%, 10/01/18 ......................................   5,000,000       5,164,350
       Kaiser Permanente, Series B, 5.00%, 10/01/20 ......................................   4,000,000       4,062,840


28 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California Health Facilities Financing Authority Revenue, (cont.)
      Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ......     $ 3,325,000         $ 3,425,448
      Northern California Presbyterian, 5.40%, 7/01/28 ...............................       5,000,000           5,080,800
      Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24  3,435,000           3,848,608
      San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%, 8/01/20      4,850,000           4,914,893
      San Diego Hospital Association, Series A, MBIA Insured, 6.20%, 8/01/12 .........       2,425,000           2,457,446
      Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12 .............       3,500,000           3,576,790
      Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 .       2,000,000           2,042,420
      Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ..........................       1,700,000           1,815,005
      Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ..........................       4,000,000           4,163,120
      The Help Group, CHFCLP Insured, 5.40%, 8/01/22 .................................       5,000,000           5,244,900
      True to Life Children's Services, Series A, California Mortgage Insured, 5.625%,
       9/01/25 .......................................................................       1,250,000           1,340,500
      UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%, 11/15/28 ..............       9,530,000           9,945,317
    California HFAR, Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ...........       4,680,000           4,962,064
    California PCFA, PCR, Southern California Edison Co., Series C, MBIA Insured,
     5.55%, 9/01/31 ..................................................................       4,800,000           5,166,480
    California Public School District Financing Authority Lease Revenue, Southern Kern USD,
     Pre-Refunded, Series B, FSA Insured, ETM, 5.90%, 9/01/26 ........................       1,615,000           1,951,727
    California State Department of Water Resources Central Valley Project Revenue,
     Water System, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ...............       1,000,000           1,068,410
    California State Department Water Resources Water Revenue, Series W, FSA Insured,
     5.125%, 12/01/29 ................................................................       5,000,000           5,284,750
    California State GO,
       5.00%, 10/01/27 ...............................................................      30,790,000          30,803,855
       AMBAC Insured, 6.30%, 9/01/06 .................................................       9,000,000          10,262,700
       FGIC Insured, Pre-Refunded, 6.00%, 5/01/20 ....................................       2,990,000           3,176,098
       FSA Insured, 5.50%, 9/01/29 ...................................................      34,500,000          37,345,560
       MBIA Insured, 6.00%, 8/01/16 ..................................................         210,000             224,267
       MBIA Insured, 6.00%, 10/01/21 .................................................          65,000              66,371
       MBIA Insured, 5.00%, 8/01/29 ..................................................      20,250,000          21,027,600
       Refunding, 5.125%, 6/01/31 ....................................................      25,000,000          25,249,750
       Refunding, FGIC Insured, 5.375%, 6/01/26 ......................................       5,000,000           5,305,200
    California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 .....       3,015,000           3,164,484
    California State Local Government Finance Authority Revenue, Marin Valley Mobile Country
     Club Park Acquisition, Senior Series A, FSA Insured, 5.80%, 10/01/20 ............       4,275,000           4,895,944
    California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
     Series A, AMBAC Insured, 5.00%,
      12/01/21 .......................................................................       4,100,000           4,374,167
      12/01/26 .......................................................................       5,675,000           5,966,411
    California State University Foundation Revenue, Monterey Bay, MBIA Insured, 5.35%,
     6/01/31 .........................................................................       2,000,000           2,164,580
    California State University Los Angeles Auxiliary Services Inc. Revenue, MBIA Insured,
     5.125%, 6/01/33 .................................................................       3,200,000           3,370,944
    California State University Revenue and Colleges, Systemwide, Series A, AMBAC Insured,
     5.00%, 11/01/33 .................................................................      22,000,000          22,965,360
    California State University, Fresno, Auxiliary Residence Student Project Revenue,
     MBIA Insured, Pre-Refunded, 6.25%, 2/01/17 ......................................       1,500,000           1,632,990


                                                                Annual Report|29

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California Statewide CDA,
      COP, California Mortgage Insured, 5.75%, 8/01/21 ................................... $ 9,585,000        $ 10,598,805
      COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..............................  12,250,000          12,541,795
      COP, FSA Insured, 5.50%, 8/15/31 ...................................................   7,000,000           7,651,210
      COP, Kaiser Permanente, 5.30%, 12/01/15 ............................................   9,700,000          10,192,760
      COP, MBIA Insured, 5.00%, 4/01/18 ..................................................   3,000,000           3,189,270
      MFR, Silver Ridge Apartments, Series H, FNMA Insured, 5.80%, 8/01/33 ...............   2,785,000           3,021,530
      Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
       5.00%, 10/01/32 ...................................................................   9,320,000           9,725,979
      Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured,
       5.65%, 10/01/26 ...................................................................   3,420,000           3,836,864
      Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured,
       5.75%, 10/01/29 ...................................................................   1,465,000           1,656,593
    California Statewide CDA Revenue,
      Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ...........................   7,625,000           8,134,502
      COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 .............   5,000,000           5,312,000
      Refunding, 5.00%, 8/01/21 ..........................................................   2,035,000           2,050,954
    Cambria Community Services District Revenue COP, Wastewater Treatment System Upgrade,
     MBIA Insured, Pre-Refunded, 6.90%, 11/01/24 .........................................   1,000,000           1,099,470
    Cambria Community Services District Water and Wastewater Revenue, Refunding, Series A,
     MBIA Insured, 6.00%, 5/01/15 ........................................................   1,330,000           1,452,905
    Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ........................................   7,150,000           7,518,153
    Carpinteria Sanitary District Capital Facilities Revenue, FGIC Insured, Pre-Refunded,
     6.25%, 7/01/14 ......................................................................   2,485,000           2,519,169
    Castaic Lake Water Agency Revenue COP, Series A, MBIA Insured, 5.00%, 8/01/29 ........   8,000,000           8,333,760
    Chaffey Community College District GO, Series A, FSA Insured, 5.00%, 7/01/27 .........   5,750,000           6,031,290
    Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 .........   2,790,000           2,977,069
    Chino Basin Regional Financing Authority Revenue, Municipal Water District,
    Sewer System Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 .......................   2,000,000           2,129,580
    Chino COP, RDA, Water System Improvement Project, Refunding, AMBAC Insured,
     6.20%, 9/01/18 ......................................................................   3,590,000           3,687,540
    Chula Vista COP, MBIA Insured, 5.00%, 8/01/29 ........................................   3,000,000           3,139,830
    Chula Vista PFA, Local Agency Revenue, Series 1995-A, FSA Insured, 6.125%, 9/02/14 ...   3,785,000           4,229,700
    Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ..................   3,265,000           3,407,027
    Coachella Valley Recreation and Park District 1915 Act, Reassessment District 94-1,
     MBIA Insured, Pre-Refunded, 6.20%, 9/02/16 ..........................................   1,500,000           1,622,430
    Contra Costa Mosquito Abatement District COP, Public Improvements Project, Refunding,
     FSA Insured, 6.25%, 2/01/06 .........................................................     815,000             818,048
    Coronado CDA, Tax Allocation, Community Development Project, MBIA Insured, 5.375%,
     9/01/26 .............................................................................   2,700,000           2,952,801
    Corona-Norco USD, COP, Refunding, FSA Insured, 5.125%,
      4/15/25 ............................................................................   5,355,000           5,637,958
      4/15/29 ............................................................................   3,870,000           4,065,164
    Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ....................   5,070,000           5,293,131
    Culver City USD, GO, MBIA Insured,
      5.125%, 8/01/37 ....................................................................     650,000             681,226
      5.20%, 8/01/38 .....................................................................   3,285,000           3,490,411


30 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Delano USD,
      COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ............................ $ 1,620,000         $ 1,784,932
      GO, Series A, FSA Insured, ETM, 6.10%, 5/01/17 .....................................   1,065,000           1,101,029
    East Bay MUD, Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ..........  14,000,000          14,603,120
    East Side UHSD,  Santa Clara County GO,
      Series B, FGIC Insured, 5.00%, 8/01/24 .............................................   3,460,000           3,641,788
      Series D, FGIC Insured, 5.75%, 9/01/17 .............................................   1,200,000           1,279,656
    El Dorado County Public Agency Financing Authority Revenue, FGIC Insured, 5.50%,
      2/15/16 ............................................................................   2,250,000           2,469,307
      2/15/21 ............................................................................   3,500,000          3,811,115
    El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%,
     9/01/34 .............................................................................   1,800,000           2,002,410
    Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,
     9/01/30 .............................................................................   3,770,000           3,969,244
    Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 .............................  11,665,000          12,201,590
    Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ..........................................   4,145,000           4,355,898
    Fairfield Suisun USD, GO, MBIA Insured, 5.00%, 8/01/27 ...............................  12,000,000          12,590,520
    Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
     MBIA Insured, 5.00%, 3/01/33 ........................................................   5,000,000           5,230,600
    Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 ...   2,030,000           2,162,254
    Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Refunding, Series A,
     MBIA Insured, 5.00%, 1/01/35 ........................................................  66,735,000          68,307,277
    Franklin-McKinley School District COP, Financing Project, Series A, AMBAC Insured,
     5.125%, 9/01/27 .....................................................................   2,765,000           2,953,379
    Fremont UHSD, Santa Clara County GO, Series C, FSA Insured, 5.00%, 9/01/26 ...........  10,000,000          10,463,200
    Fresno USD, GO,
      Refunding, Series C, MBIA Insured, 5.90%, 2/01/20 ..................................   2,065,000           2,492,187
      Refunding, Series C, MBIA Insured, 5.90%, 8/01/22 ..................................   3,000,000           3,633,600
      Series B, FSA Insured, ETM, 5.875%, 8/01/20 ........................................   1,190,000           1,254,926
    Fullerton University Foundation Auxiliary Organization Revenue, Series A,
     MBIA Insured, 5.75%,
      7/01/25 ............................................................................   1,250,000           1,410,550
      7/01/30 ............................................................................   1,000,000           1,122,540
    Glendale RDA, Tax Allocation, Central Glendale Redevelopment Project, Refunding,
     AMBAC Insured, 6.00%, 12/01/20 ......................................................   4,775,000           4,952,487
    Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ..............................   2,750,000           3,026,320
    Grant Joint UHSD, GO, FSA Insured, 5.00%, 8/01/26 ....................................   5,235,000           5,497,012
    Grossmont UHSD, COP, FSA Insured, 5.75%, 9/01/26 .....................................   2,250,000           2,538,337
    Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 ...............   1,250,000           1,413,475
    Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured, 6.00%, 6/01/15 .   1,000,000           1,037,640
    Huntington Beach City School District COP, MBIA Insured, 5.25%, 7/01/29 ..............   1,795,000           1,935,854
    Imperial Irrigation District COP, California Water Systems Project, AMBAC Insured,
     Pre-Refunded, 5.75%, 7/01/16 ........................................................   5,050,000           5,743,617
    Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
      8/01/25 ............................................................................   3,045,000           3,936,119
      8/01/29 ............................................................................   3,075,000           4,041,257



                                                                Annual Report|31

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured,
     5.00%, 9/01/32 ...................................................................... $ 7,000,000     $     7,302,750
    Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ........................................   1,600,000           1,793,744
    Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 .........   7,800,000           8,095,542
    Kern County High School District GO, FSA Insured, ETM, 6.625%,
      8/01/14 ............................................................................   1,535,000       2,003,651
      8/01/15 ............................................................................   1,400,000           1,832,712
    Lake Elsinore USD, COP, School Facilities Project, MBIA Insured, 5.00%,
      9/01/26 ............................................................................   1,585,000           1,664,805
      9/01/31 ............................................................................   1,505,000           1,575,750
    Lakewood PFA, Water Revenue, FGIC Insured, 5.70%, 4/01/16 ............................   2,485,000           2,666,057
    Lakewood RDA, Tax Allocation, Redevelopment Project No. 1, Refunding, Series A,
     FSA Insured, 6.50%, 9/01/17 .........................................................    1,265,000          1,286,783
    Lancaster RDA, Tax Allocation, Lancaster Redevelopment Project No. 5, Refunding,
    MBIA Insured, 6.85%, 2/01/19 .........................................................  11,245,000          11,404,567
    Lodi COP,
      1996 Public Improvement Financing Project, MBIA Insured, Pre-Refunded, 5.90%,
       10/01/16 ..........................................................................   3,605,000           4,181,584
      Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 .............   8,800,000          10,219,968
    Lodi Electric System Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/15/32   4,000,000           4,696,680
    Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 ...........................................   2,150,000           2,258,747
    Lompoc USD, GO, Election of 2002, Series A, FGIC Insured, 5.00%, 8/01/27 .............   4,065,000           4,265,039
    Long Beach Bond Finance Authority Lease Revenue,
      Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ...........   4,000,000           4,298,960
      Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ...........  11,000,000          11,517,000
      Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ...........   2,000,000           2,158,860
      Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 ..................   6,780,000           7,098,660
      Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 ..................  10,500,000          10,960,740
    Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach
     Redevelopment Projects, Series A, AMBAC Insured, 5.00%,
      8/01/25 ............................................................................  13,550,000          14,131,972
      8/01/31 ............................................................................  12,000,000          12,515,400
    Long Beach Harbor Revenue,
      5.125%, 5/15/18 ....................................................................   3,625,000           3,691,773
      MBIA Insured, 5.25%, 5/15/25 .......................................................  25,000,000          25,964,750
    Long Beach University School District GO, Election 1999, Series C,
     MBIA Insured, 5.125%, 8/01/31 .......................................................  13,870,000          14,630,631
    Los Angeles Community College District GO, Series A, MBIA Insured, 5.00%, 6/01/26 ....   4,000,000           4,175,360
    Los Angeles COP, Real Property Program, MBIA Insured, 5.00%, 2/01/27 .................   9,890,000          10,281,150
    Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%,
      11/01/27 ...........................................................................   2,500,000           2,673,700
      11/01/33 ...........................................................................   2,500,000           2,660,700
    Los Angeles County MTA, Sales Tax Revenue,
      Proposition A, First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27   27,870,000          29,551,676
      Proposition C, Refunding, Second Series A, AMBAC Insured, 5.00%, 7/01/23 ...........  22,400,000          23,437,568
    Los Angeles GO, Series A, MBIA Insured, 5.00%, 9/01/22 ...............................  11,110,000          11,718,939

32 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Los Angeles Harbor Department Revenue, Series B, MBIA Insured, 6.20%, 8/01/25 ........ $ 2,500,000     $     2,789,950
    Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ......   1,975,000           2,024,158
    Los Angeles USD,
      COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .....  16,525,000          17,180,051
      GO, Series A, MBIA Insured, 5.00%, 1/01/28 .........................................  10,000,000          10,481,000
    Los Angeles Water and Power Revenue, Power System, Refunding, Series A,
     MBIA Insured, 5.00%, 7/01/24 ........................................................  12,000,000          12,504,120
    Lynwood PFA,
      Tax Allocation, Project Area A, Series A, FSA Insured, 5.85%, 9/01/18 ..............   1,765,000           2,062,826
      Water Revenue, Water System Improvement Project, MBIA Insured, 5.85%, 6/01/22 ......     665,000             760,082
      Water Revenue, Water System Improvement Project, MBIA Insured, 5.90%, 6/01/29 ......   3,105,000           3,523,212
    Lynwood PFAR, Series A, AMBAC Insured, 5.75%, 9/01/18 ................................   4,000,000           4,108,080
    Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ..........   2,680,000           2,885,208
    Menlo Park CDA, Tax Allocation, Las Pulgas Community Development Project, Refunding,
     AMBAC Insured, 5.375%, 6/01/22 ......................................................  10,000,000          10,747,200
    Metropolitan Water District Southern California Waterworks Revenue,
      Series A, MBIA Insured, 5.50%, 7/01/25 .............................................   5,000,000           5,521,150
      Series A, MBIA Insured, 5.00%, 7/01/30 .............................................   6,525,000           6,788,153
      Series C, MBIA Insured, 5.00%, 7/01/27 .............................................   2,500,000           2,569,275
    Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ............   1,025,000           1,171,524
    Modesto Health Facilities Revenue, Memorial Hospital Association, Refunding, Series A,
     MBIA Insured, 6.00%, 6/01/18 ........................................................   5,565,000           5,700,953
    Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
      7/01/26 ............................................................................   5,000,000           5,199,900
      7/01/31 ............................................................................   8,285,000           8,592,539
    Modesto Wastewater Treatment Facility Revenue, MBIA Insured, 5.75%, 11/01/22 .........  14,375,000          16,206,375
    Montebello Community RDA, Tax Allocation,
      Housing, Series A, FSA Insured, 5.45%, 9/01/19 .....................................   1,100,000           1,215,852
      Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 ....   2,460,000           2,662,975
    Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%,
     11/01/26 ............................................................................   8,715,000           9,552,773
    Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 ....................................   3,840,000           4,215,898
    Mount Diablo USD, CFD No. 1, Special Tax,
      FSA Insured, 6.00%, 8/01/24 ........................................................   1,000,000           1,091,770
      Refunding, AMBAC Insured, 5.75%, 8/01/15 ...........................................   1,000,000           1,130,100
      Refunding, AMBAC Insured, 5.75%, 8/01/16 ...........................................   2,270,000           2,545,623
      Refunding, AMBAC Insured, 5.375%, 8/01/19 ..........................................   7,290,000           7,877,428
    Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 ...............................   2,380,000           2,497,120
    Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 .........................................   2,535,000           2,662,637
    Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured,
     5.50%, 1/01/17 ......................................................................   4,600,000           5,122,008
    Nevada Joint UHSD, Series A, FSA Insured, 5.00%, 8/01/26 .............................   1,295,000           1,354,570
    Norco RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%,
     3/01/30 .............................................................................   1,000,000           1,111,990


                                                                Annual Report|33

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    North City West School Facilities Financing Authority Special Tax, Refunding,
     Series B, FSA Insured,
      5.75%, 9/01/15 ..................................................................... $ 1,260,000         $ 1,433,527
      6.00%, 9/01/19 .....................................................................   2,500,000           2,818,675
    Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded,
     7.50%, 7/01/23 ......................................................................   3,200,000           4,483,872
    Oakland Revenue, 1800 Harrison Foundation, Refunding, Series A, AMBAC Insured,
     6.00%, 1/01/29 ......................................................................  10,000,000          11,347,900
    Oceanside Community Development Commission COP, Public Parking Project, FSA Insured,
     Pre-Refunded, 7.875%, 4/01/19 .......................................................   3,940,000           4,223,207
    Oceanside COP,
      AMBAC Insured, 5.20%, 4/01/23 ......................................................   2,500,000           2,693,925
      Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ............   1,000,000           1,106,870
      Waste Reuse Association Finance Project, Series A, AMBAC Insured, Pre-Refunded,
       6.50%, 10/01/17 ...................................................................   2,180,000           2,228,897
    Oroville PFA, Tax Allocation Revenue, Oroville Redevelopment Project No. 1, AMBAC Insured,
      5.90%, 9/15/21 .....................................................................   1,245,000           1,387,179
      6.10%, 9/15/23 .....................................................................   2,870,000           3,163,027
    Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured, 6.00%, 5/01/16 ........   5,000,000           5,431,600
    Oxnard UHSD, Series B, FSA Insured, ETM, 5.875%, 8/01/27 .............................   3,615,000           3,985,284
    Palm Springs Financing Authority Lease Revenue, Refunding, Convention Center Project,
     Series A, MBIA Insured, 5.00%, 11/01/25 .............................................   2,295,000           2,410,898
    Paramount USD, COP, Master Lease Program, FSA Insured, Pre-Refunded, 6.30%,
     9/01/26 .............................................................................   4,750,000           5,353,345
    Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 .............................   1,130,000           1,278,516
    Pasadena USD, GO, Series B, FGIC Insured, 5.25%, 7/01/24 .............................   1,000,000           1,073,930
    Peralta Community College District GO, Election of 2000, Series B, MBIA Insured,
     5.25%, 8/01/32 ......................................................................   8,450,000           9,067,442
    Perris CFD, Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 ..........   4,000,000           4,300,000
    Petaluma COP, Refunding, Series A, AMBAC Insured, 5.625%, 8/01/13 ....................   1,000,000           1,023,310
    Placer County COP,
      Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24 ................   4,000,000           4,428,120
      Jail Kitchen Project, MBIA Insured, Pre-Refunded, 6.90%, 10/01/21 ..................   3,745,000           4,098,940
    Placer County Water Agency COP, FSA Insured, 5.90%, 7/01/25 ..........................   2,350,000           2,545,849
    Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%,
     6/01/33 .............................................................................   3,280,000           3,428,682
    Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%,
     10/01/23 ............................................................................   3,000,000           3,223,680
    Poway RDA, Tax Allocation,
      Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 .......................   9,195,000           9,639,302
      Refunding, MBIA Insured, 5.75%, 6/15/33 ............................................  11,475,000          13,031,928
    Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project,
      Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ....................................   2,000,000           2,119,180
      Refunding, FSA Insured, 5.25%, 9/01/20 .............................................   2,500,000           2,730,125


34 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Rancho Santiago Community College District GO, Series A, MBIA Insured, 5.00%,
     9/01/27 ............................................................................. $ 5,000,000         $ 5,247,550
    Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project, Series A,
     MBIA Insured,
      5.75%, 3/01/19 .....................................................................   3,090,000           3,463,890
      5.25%, 3/01/26 .....................................................................      75,000              79,255
    Redding RDA, Tax Allocation, Hilltop Cypress Redevelopment Notes, Series C, FSA Insured,
     6.00%, 9/01/22 ......................................................................   2,120,000           2,177,176
    Redlands USD, Series B, FSA Insured, 6.25%, 6/01/19 ..................................   2,115,000           2,239,404
    Redwood City PFA, Local Agency Revenue, Series A, AMBAC Insured, 6.50%, 7/15/11 ......   1,270,000           1,273,759
    Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ........................   3,000,000           3,135,210
    Ripon RDA, Tax Allocation, Community Redevelopment Project, MBIA Insured, 5.85%,
     11/01/30 ............................................................................   3,975,000           4,521,841
    Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ............   3,000,000           3,441,210
    Riverside RDA, Lease Revenue, Series A, AMBAC Insured,
      6.375%, 10/01/23 ...................................................................  12,540,000          13,486,018
      6.50%, 10/01/24 ....................................................................   2,000,000           2,157,600
    Rowland USD, GO, Series A, FSA Insured, 5.25%, 9/01/25 ...............................   5,685,000           6,085,395
    Sacramento Area Flood Control Agency Special Assessment,
      Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 ....................................   1,000,000           1,139,390
      Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 ...........................   1,475,000           1,680,600
      Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 ...........................   2,690,000           3,032,491
    Sacramento City Financing Authority Revenue,
      Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/26 ......................   8,395,000           8,739,531
      Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ......................  21,500,000          22,426,220
      City Hall and Redevelopment Projects, Series A, FSA Insured, 5.00%, 12/01/28 .......  10,000,000          10,457,900
    Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 .....   5,920,000           6,531,477
    Sacramento MUD, Electric Revenue,
      Series J, AMBAC Insured, 5.50%, 8/15/21 ............................................   8,485,000           9,386,956
      Series N, MBIA Insured, 5.00%, 8/15/28 .............................................   4,000,000           4,162,120
    Salida Area Public Facilities Financing Agency, CFD, Special Tax No. 1988-1, FSA Insured,
     5.75%, 9/01/30 ......................................................................   3,435,000           3,863,757
    Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 ...................   1,645,000           1,667,438
    San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
     5.25%, 10/01/25 .....................................................................   7,000,000           7,507,570
    San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding,
    FSA Insured, 5.75%, 6/01/14 ..........................................................   2,250,000           2,477,273
    San Carlos School District GO, MBIA Insured, 5.50%, 10/01/24 .........................   2,110,000           2,340,961
    San Diego Community College District COP, Series 1991, MBIA Insured, 6.50%,
     12/01/12 ............................................................................   2,000,000           2,046,260
    San Diego IDR, San Diego Gas and Electric, Custodial Receipts, Series A, AMBAC Insured,
     6.40%, 9/01/18 ......................................................................   1,650,000           1,678,166
    San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
     5.25%, 5/15/27 ......................................................................   2,950,000           3,112,575
    San Diego Public Facilities Financing Authority Water Revenue, Subordinated,
     MBIA Insured, 5.00%, 8/01/32 ........................................................  11,000,000          11,489,170


                                                                Annual Report|35

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Tax-Free Trust

Statement of Investments, June 30, 2003 (continued)



--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------

                                      Long Term Investments (cont.)

                                                                   Bonds (cont.)
    San Francisco BART, District Sales Tax Revenue,
      FGIC Insured, 5.50%, 7/01/26 ....................................................... $ 6,500,000     $     7,164,950
      FGIC Insured, 5.50%, 7/01/34 .......................................................  12,000,000          13,231,080
      Refunding, AMBAC Insured, 5.00%, 7/01/28 ...........................................   8,000,000           8,332,240
    San Francisco City and County Airport Commission International Airport Revenue,
      Issue 5, Second Series, FGIC Insured, 6.50%, 5/01/24 ...............................   6,900,000           7,266,114
      Issue 8A, Second Series, FGIC Insured, 6.25%, 5/01/20 ..............................   3,500,000           3,650,780
      Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 ................   6,400,000           7,017,472
      Issue 11, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/11 ................   2,105,000           2,302,028
      Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/24 ........................   9,745,000          10,184,110
      Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/27 ........................  16,575,000          17,211,646
    San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
    Series A, FSA Insured, 5.00%, 11/01/31 ...............................................   3,885,000           4,040,322
    San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ..   6,000,000           6,295,500
    San Francisco State University Foundation Inc. Auxiliary Organization Revenue Housing,
    MBIA Insured, 5.00%, 9/01/31 .........................................................  13,415,000          13,995,199
    San Gabriel USD, COP, Facilities Development Program, Series A, FSA Insured,
    Pre-Refunded, 6.00%, 9/01/15 .........................................................   1,000,000           1,120,650
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .................................  18,075,000          19,758,867
      Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..................................  11,860,000          12,811,646
      senior lien, MBIA Insured, 5.00%, 1/01/33 ..........................................  10,035,000          10,501,527
    San Jose Financing Authority Lease Revenue, Civic Center Project,
      Refunding, Series B, AMBAC Insured, 5.00%, 6/01/32 .................................  30,015,000          31,284,635
      Series B, AMBAC Insured, 5.00%, 6/01/27 ............................................  10,000,000          10,430,500
    San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 .....   3,500,000           3,724,210
    San Leandro COP,
      Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29 ................   5,000,000           5,679,950
      Refunding, AMBAC Insured, 5.00%, 6/01/28 ...........................................   2,000,000           2,094,180
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area-3-A,
    MBIA Insured,
      5.75%, 10/01/29 ....................................................................   5,340,000           6,053,157
      5.80%, 10/01/30 ....................................................................   7,800,000           8,839,584
    San Ramon COP, Central Park Expansion Project, FSA Insured, Pre-Refunded, 7.20%,
    2/01/25 ..............................................................................   5,110,000           5,558,607
    Sanger PFAR, Utility System Financing, Series A, AMBAC Insured, Pre-Refunded, 5.70%,
    1/01/22 ..............................................................................   5,935,000           6,676,222
    Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ...........   1,000,000           1,027,130
    Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ............................   5,555,000           5,817,418
    Santa Clara County Financing Authority Lease Revenue, Refunding, Series A,
    AMBAC Insured, 5.00%, 11/15/22 .......................................................   3,950,000           4,176,730
    Santa Cruz County COP, Sub-Joint Wastewater Treatment Project, AMBAC Insured,
    6.20%, 9/01/19 .......................................................................     475,000             498,536
    Santa Fe Springs PFA, Water Revenue, Series A, MBIA Insured, 5.90%,
      5/01/21 ............................................................................     900,000           1,019,718
      5/01/26 ............................................................................   1,190,000           1,322,626


36 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Santa Margarita/Dana Point Authority Revenue, ID, 3, 3A, 4, and 4A,
      Refunding, Series B,
     MBIA Insured, 5.75%, 8/01/20 ........................................................$ 23,000,000        $ 24,452,220
    Santa Monica Community College District GO, Series B, AMBAC Insured, 5.75%, 7/01/20 ..   1,495,000           1,641,839
    Santa Rosa High School District GO,
      FGIC Insured, 5.90%, 5/01/16 .......................................................   1,000,000           1,052,530
      Refunding, FSA Insured, 5.75%, 5/01/18 .............................................   1,050,000           1,100,726
    Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 ...............   4,000,000           4,240,480
    Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
     AMBAC Insured, 6.00%, 7/02/15 .......................................................   2,000,000           2,462,100
    Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ......   3,455,000           3,887,981
    Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ...................................   2,400,000           2,669,880
    South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ..............................   3,155,000           3,320,354
    South Gate PFAR, Tax Allocation, Redevelopment Project No. 1, AMBAC Insured, 5.875%,
     9/01/24 .............................................................................   2,500,000           2,564,200
    South Orange County PFA, Special Tax Revenue, senior lien, Refunding, Series A,
     MBIA Insured,
      6.20%, 9/01/13 .....................................................................  13,500,000          13,885,425
      6.00%, 9/01/18 .....................................................................   3,250,000           3,341,748
    South San Francisco COP, 5.00%, 4/01/29 ..............................................   2,000,000           2,003,660
    Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 ........   3,005,000           3,127,213
    Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ................   2,000,000           2,234,420
    Stockton COP, Wastewater System Project, Refunding, AMBAC Insured, 5.75%, 9/01/23 ....   6,500,000           6,615,960
    Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B,
     FSA Insured, 5.90%, 7/01/12 .........................................................   3,285,000           3,786,981
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
     5.00%, 9/01/23 ......................................................................   6,500,000           6,830,655
    Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding,
     MBIA Insured, 5.625%, 10/01/13 ......................................................   4,260,000           4,389,504
    Sunnyvale RDA, Tax Allocation, Central Core Project, Refunding, AMBAC Insured,
     6.50%, 10/01/22 .....................................................................   2,785,000           2,802,183
    Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ........................................   3,000,000           3,348,870
    Tahoe-Truckee Joint USD, Series B, FGIC Insured, 5.95%, 9/01/20 ......................   3,620,000           4,128,610
    Tahoe-Truckee USD, GO, ID, No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%,
     8/01/20                                                                                 4,340,000           5,208,738
    Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured, 6.75%, 11/01/20 ..........   2,000,000           2,176,960
    Thousand Oaks RDA, Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding,
    MBIA Insured, 5.375%, 12/01/25 .......................................................   2,390,000           2,608,374
    Tri-City Hospital District Revenue,
      MBIA Insured, 6.00%, 2/01/22 .......................................................   2,350,000           2,355,852
      Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .................................   2,750,000           3,034,130
    Truckee PFA, Lease Revenue, Series A, AMBAC, 6.00%, 11/01/30 .........................   1,990,000           2,282,809
    Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus
      Foundation,
     MBIA Insured, 5.875%, 6/01/22 .......................................................   2,000,000           2,236,380
    Turlock PFA, Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 .............................   6,855,000           7,523,294
    Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project,
     AMBAC Insured, 5.75%,
      10/01/22 ...........................................................................   6,200,000           6,397,656
      10/01/32 ...........................................................................  14,100,000          16,131,951


                                                                Annual Report|37

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    University of California Revenue, Multiple Purpose Projects, Series H, FGIC Insured,
     5.50%, 9/01/28 ...................................................................... $ 2,500,000      $    2,728,800
    University Revenues, Multi Purpose,
      Series K, 5.00%, 9/01/23 ...........................................................   3,160,000           3,291,077
      Series M, FGIC Insured, 5.125%, 9/01/30 ............................................   8,720,000           9,264,826
    Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured,
     5.00%, 9/01/31 ......................................................................   5,095,000           5,295,335
    Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured,
     5.875%, 5/01/26 .....................................................................  12,500,000          13,866,500
    Vista USD, GO, Series A, FSA Insured, 5.25%, 8/01/25 .................................   5,000,000           5,384,850
    Washington Township Hospital District Revenue, HealthCare District Revenue,
      5.00%, 7/01/18 .....................................................................   2,000,000           2,046,280
      5.125%, 7/01/23 ....................................................................     450,000             459,612
    Washington USD, GO, Yolo County Election of 1999, Series A, FGIC Insured,
     5.375%,
     8/01/25 .............................................................................   2,045,000           2,234,469
    Waugh School District Special Tax GO, Corona/Ely CFD No. 1, AMBAC Insured, 5.80%,
     9/01/26 .............................................................................   5,640,000           6,119,626
    West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
     AMBAC Insured, 5.50%, 8/01/17 .......................................................   3,370,000           3,778,848
    West Sacramento Financing Authority Revenue, MBIA Insured, Pre-Refunded, 6.25%,
     9/01/16 .............................................................................   4,185,000           4,528,379
    Westlands Water District Revenue COP, MBIA Insured, 5.00%, 9/01/29 ...................  11,775,000          12,289,332
    William S. Hart Joint School Financing Authority Special Tax Revenue, Community
      Facilities, Refunding, FSA Insured, 6.60%, 9/01/18 .................................   1,285,000           1,436,322
    Windsor Joint Powers Financing Authority Wastewater Revenue, Refunding, Series A,
     AMBAC Insured, 6.125%, 12/15/12 .....................................................     750,000             813,900
    Woodland Finance Authority Lease Revenue, Refunding and Capital Projects, XLCA Insured,
     5.00%, 3/01/32 ......................................................................   6,340,000           6,642,418
    Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue,
     Sweetwater, Series A, MBIA Insured, 5.70%, 9/01/19 ..................................   4,000,000           4,398,840
                                                                                                            --------------
    TOTAL BONDS (COST $1,805,988,575)                                                                        1,973,877,391
                                                                                                            --------------

    ZERO COUPON BONDS 4.6%
    Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A,
     FGIC Insured, 8/01/25 ...............................................................   9,045,000           2,714,585
    California HFAR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 .....................   3,665,000           2,450,419
    Corona-Norco USD, GO,
      Series B, FSA Insured, 9/01/23 .....................................................   2,320,000             848,795
      Series B, FSA Insured, 9/01/24 .....................................................   2,620,000             902,564
      Series B, FSA Insured, 3/01/25 .....................................................   1,400,000             468,314
      Series C, FGIC Insured, 9/01/25 ....................................................   4,655,000           1,517,297
      Series C, FGIC Insured, 9/01/26 ....................................................   6,080,000           1,882,307
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, MBIA Insured,
      1/15/17 ............................................................................  20,000,000          10,167,400
      1/15/18 ............................................................................  25,000,000          11,909,250
      1/15/19 ............................................................................   5,970,000           2,659,396
    Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, 8/01/23 ..   3,030,000           1,113,192


38 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    ZERO COUPON BONDS (CONT.)
    Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured,
      8/01/25 ............................................................................ $ 5,495,000      $    1,799,777
      7/01/26 ............................................................................   5,965,000           1,859,410
    Newark USD, GO, Capital Appreciation,
      Series B, FGIC Insured, 8/01/24 ....................................................   9,905,000           2,963,378
      Series C, FSA Insured, 8/01/22 .....................................................   2,165,000             765,371
      Series C, FSA Insured, 8/01/23 .....................................................   2,465,000             813,795
      Series C, FSA Insured, 8/01/24 .....................................................   2,560,000             793,523
      Series C, FSA Insured, 8/01/25 .....................................................   2,705,000             789,103
    Patterson Joint USD, GO, Series A, FGIC Insured,
      8/01/22 ............................................................................   1,900,000             740,582
      8/01/23 ............................................................................   1,985,000             729,269
      8/01/24 ............................................................................   2,075,000             717,825
      8/01/25 ............................................................................   2,170,000             710,740
      8/01/26 ............................................................................   2,265,000             703,713
    San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 .....................  28,405,000          11,629,007
    San Gabriel USD GO, Capital Appreciation Bonds, Series A, FSA Insured,
      8/01/26 ............................................................................   3,530,000           1,096,736
      2/01/27 ............................................................................   1,850,000             559,107
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, Series A, MBIA Insured, 1/15/26 ..........................................  13,155,000           4,201,444
    San Marino USD, GO, Series A, MBIA Insured, 7/01/25 ..................................   6,080,000           1,999,834
    Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, 4/01/24 .....  14,245,000           5,011,391
    Southern Kern USD, COP, Convertible Capital Appreciation Building Program, Series B,
     FSA Insured, zero cpn. to 3/01/06, 5.625% thereafter, 9/01/26 .......................   2,250,000           2,025,945
    Southern Mono Health Care District Revenue, Capital Appreciation Bonds, Series A,
     MBIA Insured,
      8/01/28 ............................................................................   2,340,000             645,817
      8/01/29 ............................................................................   2,440,000             638,109
      8/01/30 ............................................................................   2,550,000             631,762
      8/01/31 ............................................................................   2,660,000             624,222
    Union Elementary School District GO, Capital Appreciation,
      Series A, FGIC Insured, 9/01/24 ....................................................   2,000,000             688,980
      Series B, FGIC Insured, 9/01/25 ....................................................   5,500,000           1,793,880
      Series B, FGIC Insured, 9/01/26 ....................................................   5,850,000           1,809,873
    Vista USD, GO, Capital Appreciation, Series A, FSA Insured,
      8/01/26 ............................................................................   7,150,000           2,221,434
      2/01/27 ............................................................................   4,795,000           1,449,145
    Western Placer USD, Financing Corp. COP, Convertible Capital Appreciation,
     zero cpn. to 11/01/05, 5.55% thereafter, 11/01/30 ...................................  11,890,000          10,665,330
                                                                                                            --------------
    TOTAL ZERO COUPON BONDS (COST $86,147,626) ...........................................                      97,712,021
                                                                                                            --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,892,136,201) ....................................                   2,071,589,412
                                                                                                            --------------


                                                                Annual Report|39

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Insured Tax-Free Income Fund                                       Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------

    SHORT TERM INVESTMENTS 1.4%

  a California State Department Water Resources Power Supply Revenue, Various, Series B-6,
    Daily VRDN and Put, .85%, 5/01/22 .................................................... $12,700,000      $   12,700,000
  a Irvine 1915 Act, Special Assessment, AD No. 97-13, Daily VRDN and Put, .85%,
     9/02/23 .............................................................................   1,900,000           1,900,000
  a Irvine Ranch Water District Revenue, Joint Powers Agency, Consolidated Bonds, DATES,
    Series C, Daily VRDN and Put, .85%, 10/01/10 .........................................     200,000             200,000
  a Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Weekly VRDN and Put, .85%, 7/01/35 ...................................................   3,700,000           3,700,000
  a Metropolitan Water District Southern California Waterworks Revenue, Refunding,
    Series B-1, Daily VRDN and Put, .85%, 7/01/35 ........................................   1,600,000           1,600,000
  a Orange County Sanitation Districts COP, Refunding,
      Series A, Daily VRDN and Put, .85%, 8/01/29 ........................................   1,300,000           1,300,000
      Series B, Daily VRDN and Put, .85%, 8/01/30 ........................................   8,700,000           8,700,000
                                                                                                            --------------
    TOTAL SHORT TERM INVESTMENTS (COST $30,100,000) ......................................                      30,100,000
                                                                                                            --------------
    TOTAL INVESTMENTS (COST $1,922,236,201) 98.4% ........................................                   2,101,689,412
    OTHER ASSETS, LESS LIABILITIES 1.6% ..................................................                      33,466,527
                                                                                                            --------------
    NET ASSETS 100.0% ....................................................................                  $2,135,155,939
                                                                                                            ==============

See Glossary of Terms on page 56.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



40 |See notes to financial statements.|Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS


FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                                     ---------------------------------------------------------
                                                                                           Year Ended June 30,
                                                                         2003        2002        2001        2000        1999
                                                                     ---------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ................................    $11.41      $11.25      $10.92      $11.02      $11.24
                                                                     ---------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................................       .44         .47         .51         .52         .51

 Net realized and unrealized gains (losses) .......................       .34         .17         .34        (.10)       (.21)
                                                                     ---------------------------------------------------------
Total from investment operations ..................................       .78         .64         .85         .42         .30

Less distributions from net investment income .....................      (.45)       (.48)       (.52)       (.52)       (.52)
                                                                     ---------------------------------------------------------
Net asset value, end of year ......................................    $11.74      $11.41      $11.25      $10.92      $11.02
                                                                     =========================================================



Total return b ....................................................     6.92%       5.80%       7.86%       3.95%       2.63%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................  $414,558    $324,061    $224,156    $186,880    $192,547

Ratios to average net assets:

 Expenses .........................................................      .68%        .68%        .60%        .60%        .60%

 Expenses excluding waiver and payments by affiliate ..............      .68%        .70%        .72%        .74%        .75%

 Net investment income ............................................     3.80%       4.13%       4.56%       4.79%       4.50%

Portfolio turnover rate ...........................................     9.56%      12.05%       8.02%      10.29%       5.48%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




                             Annual Report|See notes to financial statements.|41

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2003



--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.6%
    BONDS 92.6%
    ABAG Finance Authority for Nonprofit Corps. COP,
      5.75%, 8/01/03 ..................................................................... $   155,000          $  155,564
      Partner North County Health Project, 5.50%, 3/01/06 ................................     485,000             512,330
      Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15 .............   3,000,000           3,205,470
    ABAG Finance Corp. COP, ABAG XXVI, Series B, 6.40%, 10/01/03 .........................     100,000             101,260
    ABAG Revenue, Refunding, Series A-E,
      5.00%, 9/15/06 .....................................................................     600,000             615,600
      5.05%, 9/15/07 .....................................................................     615,000             630,670
      5.40%, 9/15/14 .....................................................................   2,455,000           2,508,642
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
     5.00%, 10/01/10 .....................................................................   3,035,000           3,450,886
    Alameda County COP, Series 1994, 5.90%, 4/01/04 ......................................     440,000             455,572
    Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured,
      4.375%, 8/01/14 ....................................................................   1,330,000           1,409,893
      4.50%, 8/01/16 .....................................................................   1,705,000           1,783,686
    Antelope Valley UHSD, GO, Series A, MBIA Insured,
      4.50%, 8/01/13 .....................................................................   1,230,000           1,345,964
      4.625%, 8/01/14 ....................................................................   1,250,000           1,366,625
    Antioch PFA, Reassessment Revenue, sub. lien, Series B,
      5.00%, 9/02/03 .....................................................................   1,800,000           1,807,290
      5.20%, 9/02/05 .....................................................................   1,985,000           2,079,585
      5.40%, 9/02/07 .....................................................................   1,105,000           1,178,571
    Auburn COP, Civic Center Project, Refunding,
      5.70%, 9/01/03 .....................................................................      80,000              80,597
      5.75%, 9/01/04 .....................................................................      80,000              82,174
    Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP 94-1,
      5.30%, 9/02/08 .....................................................................     990,000           1,021,353
      5.35%, 9/02/09 .....................................................................     765,000             788,944
      5.40%, 9/02/10 .....................................................................     990,000           1,020,700
      5.45%, 9/02/11 .....................................................................     990,000           1,020,631
      5.50%, 9/02/12 .....................................................................     985,000           1,015,269
    Burbank Electric Revenue, MBIA Insured, 4.00%, 6/01/12 ...............................   1,000,000           1,056,010
    Burbank USD, GO, Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ............   2,500,000           2,642,300
    Burbank Water and Electric Revenue, MBIA Insured, 4.00%, 6/01/11 .....................   1,000,000           1,063,410
    Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ...............   5,045,000           5,066,946
    California Educational Facilities Authority Revenue,
      Pooled College and University Projects, Series B, 6.125%, 4/01/13 ..................   1,000,000           1,113,370
      Stanford University, Refunding, Series R, 4.00%, 11/01/11 ..........................   1,000,000           1,066,330
    California Health Facilities Authority Revenue, Kaiser Permanente Medical, 5.45%,
     10/01/13 ............................................................................   1,000,000           1,004,560
    California Health Facilities Financing Authority Revenue,
      Kaiser Permanente, Series B, 5.25%, 10/01/13 .......................................   5,000,000           5,352,950
      Kaiser Permanente, Series B, 5.25%, 10/01/14 .......................................   2,000,000           2,127,480
      Kaiser Permanente, Series B, 5.25%, 10/01/16 .......................................   3,850,000           4,041,383
      Paradise Valley Estates, 3.875%, 1/01/09 ...........................................   1,555,000           1,594,093
      Paradise Valley Estates, 4.125%, 1/01/10 ...........................................   1,000,000           1,024,330
      Paradise Valley Estates, 5.00%, 1/01/11 ............................................   1,480,000           1,584,917



42 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California Health Facilities Financing Authority Revenue, (cont.)
      Paradise Valley Estates, 4.375%, 1/01/12 ........................................... $ 1,000,000         $ 1,028,230
      Paradise Valley Estates, 5.00%, 1/01/13 ............................................   1,815,000           1,948,312
      Paradise Valley Estates, 5.00%, 1/01/14 ............................................   1,635,000           1,741,815
      San Diego Hospital Association, Series B, MBIA Insured, 5.60%, 8/01/03 .............     100,000             100,290
      Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..................   3,750,000           4,272,112
      The Episcopal Home, 4.625%, 2/01/12 ................................................   1,350,000           1,415,718
      The Episcopal Home, 4.75%, 2/01/13 .................................................   1,200,000           1,263,876
    California HFAR, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 ...   1,310,000           1,370,430
    California State Department of Water Resources Central Valley Project Revenue,
     Water System, Refunding, Series S, 5.00%, 12/01/19 ..................................   4,000,000           4,238,720
    California State Department of Water Resources Power Supply Revenue, Series A,
      5.50%, 5/01/12 .....................................................................   2,000,000           2,256,060
      5.125%, 5/01/18 ....................................................................   2,500,000           2,606,700
    California State Department Water Resources Water Revenue, Central Valley Project,
     Series Z, FGIC Insured,
      3.50%, 12/01/12 ....................................................................   5,000,000           5,092,400
      4.00%, 12/01/13 ....................................................................   5,000,000           5,239,750
    California State GO,
      5.25%, 2/01/14 .....................................................................   4,000,000           4,414,720
      5.25%, 6/01/16 .....................................................................   2,000,000           2,121,520
      Refunding, 5.00%, 12/01/05 .........................................................   7,000,000           7,538,160
      Refunding, 5.00%, 11/01/12 .........................................................   2,000,000           2,180,300
      Refunding, MBIA Insured, 5.00%, 2/01/18 ............................................   1,175,000           1,254,829
      Veterans, Series B, 5.00%, 12/01/12 ................................................   2,000,000           2,070,980
      Veterans, Series B, 5.25%, 12/01/15 ................................................   2,310,000           2,440,746
      Veterans, Series B, 5.375%, 12/01/16 ...............................................     605,000             625,437
    California State Public Works Board Lease Revenue,
      Department of Corrections, Coalinga State Prison, Series B, MBIA Insured,
       5.50%, 12/01/08 ...................................................................   1,000,000           1,036,830
      Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 .............   1,325,000           1,360,285
      Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ............   1,555,000           1,723,624
    California Statewide CDA, COP,
      California Lutheran Homes, ETM, 5.375%, 11/15/06 ...................................   1,000,000           1,128,850
      Kaiser Permanente, 5.30%, 12/01/15 .................................................   2,000,000           2,101,600
      St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ..........................   1,005,000           1,099,199
      St. Joseph Health System, Refunding, 5.00%, 7/01/12 ................................   2,180,000           2,334,627
    California Statewide CDA Revenue, Mission Community, California Mortgage Insured,
      4.40%, 11/01/10 ....................................................................   1,100,000           1,167,111
      4.50%, 11/01/11 ....................................................................   1,145,000           1,212,612
    Central Joint Powers Health Financing Authority COP, Community Hospitals of
     Central California,
      5.125%, 2/01/13 ....................................................................   1,375,000           1,436,545
      5.25%, 2/01/14 .....................................................................   1,435,000           1,500,436
      5.75%, 2/01/16 .....................................................................   1,585,000           1,710,611
    Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice
     General Project, Refunding, MBIA Insured, 5.00%, 7/01/17 ............................   2,000,000           2,159,880
    Cerritos Community College District, COP, AMBAC Insured, 4.00%, 9/01/13 ..............   1,000,000           1,042,410



                                                                Annual Report|43

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Cerritos PFAR, Tax Allocation, Redevelopment Project, Series A, AMBAC Insured, 3.00%,
     11/01/11 ............................................................................ $ 2,585,000      $    2,562,330
    Chaffey Community College District COP, 5.10%, 9/01/13 ...............................   1,860,000           2,167,923
    Clovis MFR, Refunding, FNMA Insured, 5.10%, 11/01/30 .................................   4,105,000           4,509,384
    Clovis PFA Water Revenue,
      AMBAC Insured, 4.00%, 3/01/14 ......................................................   1,575,000           1,631,180
      Refunding, AMBAC Insured, 3.25%, 3/01/09 ...........................................   1,000,000           1,032,920
    Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ............................   1,000,000           1,050,800
    Coastside County Water District 1915 Act GO, Crystal Springs Project, Refunding,
      5.10%, 9/02/03 .....................................................................     515,000             517,106
      5.20%, 9/02/04 .....................................................................     895,000             911,316
      5.40%, 9/02/06 .....................................................................     525,000             534,250
    Colma 1915 Act Special Assessment, Local ID No. 1, Refunding,
      5.20%, 9/02/03 .....................................................................     515,000             517,189
      5.30%, 9/02/04 .....................................................................     545,000             553,442
      5.40%, 9/02/05 .....................................................................     570,000             577,997
    Colton PFAR, Electric Generation Facility Project, AMBAC Insured,
      4.50%, 4/01/17 .....................................................................   1,860,000           1,937,711
      4.50%, 4/01/18 .....................................................................   1,945,000           2,011,694
      4.75%, 4/01/19 .....................................................................   2,030,000           2,121,472
    Commerce Joint Powers Financing Authority Water Facilities Lease Revenue, Refunding,
    Series A,
      5.625%, 10/01/03 ...................................................................     360,000             364,093
      5.75%, 10/01/04 ....................................................................     470,000             497,833
    Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
      5.00%, 9/01/08 .....................................................................   4,340,000           4,789,711
      5.50%, 9/01/15 .....................................................................   1,180,000           1,280,937
    Compton Sewer Revenue, ETM, 6.00%, 7/01/03 ...........................................     155,000             155,000
    Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding,
     Sub Series A, 5.625%, 7/01/03 .......................................................     655,000             655,000
    Contra Costa Community College District GO, Election 2002, FGIC Insured, 4.75%, 8/01/18  2,450,000           2,582,937
    Contra Costa County MFHR, Byron Park Project, Series C, GNMA Secured, 6.00%, 7/20/03 .      60,000              60,102
    Contra Costa County Public Financing Lease Revenue, Refunding, Series B, MBIA Insured,
     4.00%, 6/01/13 ......................................................................   1,065,000           1,113,745
    Corona PFA, Lease Revenue, City Hall Project, Series B, MBIA Insured,
      3.75%, 9/01/13 .....................................................................   1,000,000           1,027,240
      4.00%, 9/01/14 .....................................................................   1,210,000           1,251,261
    Danville Financing Authority Revenue, Sycamore Valley, Reassessment District No. 93-2,
      5.70%, 9/02/03 .....................................................................     190,000             191,389
      5.80%, 9/02/04 .....................................................................     805,000             835,002
    Duarte RDA, Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%,
     10/01/16 ............................................................................   4,930,000           5,348,113
    Eden Township Hospital District Health Facilities Revenue COP, Eden Hospital Health
     Services Corp., Refunding, 5.75%, 7/01/12 ...........................................   1,195,000           1,221,409
    Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17      915,000           1,026,776
    Fairfield PFAR, Fairfield Redevelopment Projects, Refunding, Series A, AMBAC Insured,
     4.00%, 8/01/15 ......................................................................   1,515,000           1,550,345


44 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Fairfield-Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured,
     5.00%, 5/01/12 ...................................................................... $   600,000         $   672,534
    Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured,
     5.00%, 10/01/17 .....................................................................   1,275,000           1,398,190
    Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%,
     1/15/16 .............................................................................   1,000,000           1,086,940
    Fremont UHSD, Santa Clara County GO, Series C, FSA Insured, 4.25%, 9/01/13 ...........   1,310,000           1,399,093
    Fresno Joint Powers Financing Authority Local Agency Revenue, Refunding, Series A,
     6.20%, 9/02/03 ......................................................................     500,000             504,120
    Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
     Project, 5.00%, 4/01/12 .............................................................   2,390,000           2,524,175
    Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%,
     9/01/12 .............................................................................   1,955,000           2,101,723
    Garden Grove GO, CDA, Tax Allocation, Garden Grove Community Project, Refunding, 5.40%,
     10/01/04 ............................................................................   1,425,000           1,467,650
    Goleta Water District Revenue COP, Goleta Reclamation Project, Refunding, FGIC Insured,
     5.50%, 12/01/08 .....................................................................     750,000             777,622
    Hayward RDA, Tax Allocation, Downtown Hayward Redevelopment Project, Refunding,
     5.70%, 3/01/14 ......................................................................   1,500,000           1,558,605
    Hesperia PFAR, Series A, 5.80%, 10/01/03 .............................................     925,000             935,425
    Hi Desert Memorial Health Care District Revenue, Refunding,
      5.10%, 10/01/06 ....................................................................     615,000             618,235
      5.125%, 10/01/07 ...................................................................     650,000             651,300
    Hollister RDA, Tax Allocation, Community Development Project, Series 1994,
      5.35%, 10/01/03 ....................................................................     525,000             529,221
      5.45%, 10/01/04 ....................................................................     550,000             568,150
      5.55%, 10/01/05 ....................................................................     585,000             604,381
    Huntington Beach City School District GO, Series A, FGIC Insured, 5.00%, 8/01/18 .....   1,245,000           1,336,395
    Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Series B,
     AMBAC Insured,
      4.00%, 8/01/13 .....................................................................   1,500,000           1,576,215
      4.125%, 8/01/14 ....................................................................   2,140,000           2,241,586
      4.25%, 8/01/15 .....................................................................   2,080,000           2,182,606
    Industry GO, Refunding, MBIA Insured, 4.00%, 7/01/13 .................................   4,000,000           4,141,080
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
     Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 .................................   1,000,000           1,194,600
    Irvine 1915 Act Special Assessment, AD, No. 00-18, Group 2,
      4.375%, 9/02/10 ....................................................................     885,000             897,186
      4.70%, 9/02/12 .....................................................................   1,475,000           1,489,145
      4.80%, 9/02/13 .....................................................................   1,175,000           1,189,711
      5.125%, 9/02/17 ....................................................................   1,705,000           1,707,967
    Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%,
     1/01/18 .............................................................................   1,735,000           1,881,902
    La Palma Community Development Commission Tax Allocation, La Palma Community
    Development Project No. 1, Refunding,
      5.70%, 6/01/04 .....................................................................     150,000             154,692
      5.80%, 6/01/05 .....................................................................     160,000             165,090



                                                                Annual Report|45

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    La Quinta RDA, Tax Allocation, Redevelopment Project Areas No. 1 and 2, MBIA Insured,
     5.40%, 9/01/07 ......................................................................  $  560,000          $  613,049
    Lake Elsinore PFA, Tax Allocation Revenue,
      Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 ........   1,500,000           1,539,510
      Series A, 5.00%, 9/01/09                      2,005,000   2,150,763
    Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ..........   1,000,000           1,107,910
    Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ......   2,000,000           2,239,260
    Lancaster RDA, Tax Allocation,
      Central Business District Redevelopment, Refunding, 5.60%, 8/01/03 .................      45,000              45,018
      Central Business District Redevelopment, Refunding, 5.70%, 8/01/04 .................      45,000              45,615
      Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 .................      50,000              50,655
      Fox Field Redevelopment Project Area, Refunding, 5.60%, 8/01/03 ....................      65,000              65,224
      Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/04 ....................      70,000              70,957
      Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 ....................      75,000              75,982
    Las Virgenes USD, GO, Series D, FGIC Insured, 3.30%, 9/01/13 .........................   1,415,000           1,400,482
    Lemon Grove CDA, Tax Allocation, 1998 Refunding,
      5.00%, 8/01/06 .....................................................................     725,000             773,474
      5.10%, 8/01/07 .....................................................................     205,000             222,058
      5.20%, 8/01/08 .....................................................................     215,000             234,475
    Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A, 3.00%,
     8/15/12 .............................................................................   4,525,000           4,394,409
    Los Angeles County MTA Sales Tax Revenue, First Tier Proposition A, Refunding,
     Series A, FSA Insured, 5.00%, 7/01/15 ...............................................   5,345,000           5,891,740
    Los Angeles USD, GO, Refunding, MBIA Insured, 5.25%, 7/01/13 .........................   3,500,000           4,051,180
    Los Angeles Wastewater System Revenue,
      Refunding, Sub Series B, MBIA Insured, 4.00%, 6/01/17 ..............................   1,470,000           1,459,886
      Series A, FGIC Insured, 5.00%, 6/01/14 .............................................   1,075,000           1,183,833
    Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 .......................     565,000             610,680
    Merced Irrigation District COP, Water Facilities Project, ETM, 6.125%, 11/01/03 ......     540,000             549,202
    Metropolitan Water District Southern California GO, Waterworks, Refunding,
      3.75%, 3/01/14 .....................................................................   2,515,000           2,559,666
      4.00%, 3/01/15 .....................................................................   2,560,000           2,618,266
      Series B, 4.125%, 3/01/13 ..........................................................   1,000,000           1,051,950
      Series B, 4.25%, 3/01/14 ...........................................................   1,000,000           1,052,730
      Series B, 4.30%, 3/01/15 ...........................................................   1,000,000           1,045,780
    Mid-Peninsula Regional Open Space District COP, Special District Association
     Finance Corp., Series 1993, 5.20%, 9/01/03 ..........................................     530,000             533,620
    Morgan Hill USD, GO, FGIC Insured, 4.25%, 8/01/14 ....................................   1,585,000           1,675,472
    Moulton-Niguel Water District GO, Refunding, AMBAC Insured, 4.00%, 9/01/12 ...........   3,930,000           4,136,600
    Mount Diablo Hospital District Revenue, Series A, AMBAC Insured, ETM, 5.10%, 12/01/03      100,000             101,740
    M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
      4.25%, 7/01/11 .....................................................................   5,055,000           5,456,418
      5.00%, 7/01/18 .....................................................................   1,000,000           1,072,800
    Murrieta COP, Road Improvement Project, 6.00%,
      4/01/07 ............................................................................     235,000             261,264
      4/01/08 ............................................................................     245,000             273,219
    Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 .........................   1,040,000           1,103,762
    Newport Mesa USD, GO, MBIA Insured, 4.00%, 8/01/12 ...................................   1,000,000           1,056,760



46 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
     FSA Insured, 5.625%, 9/01/08 ........................................................  $  500,000      $      566,285
    Ontario Redevelopment Financing Authority Local Agency Revenue, Community Facility,
     AD No. 1, senior lien, Series A, FSA Insured, 5.60%, 9/02/03 ........................     850,000             856,588
    Orange County CFD No. 86-2, Special Tax, Rancho Santa Margarita, Refunding, Series A,
     5.375%, 8/15/12 .....................................................................   1,500,000           1,545,165
    Orange County Community Facilities District Special Tax, Series A,
      4.60%, 8/15/14 .....................................................................   1,000,000             987,110
      4.75%, 8/15/15 .....................................................................   1,000,000             981,890
      4.90%, 8/15/16 .....................................................................   1,285,000           1,260,572
    Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project,
     Refunding, 5.90%, 9/01/04 ...........................................................     800,000             821,864
    Orange County Local Transportation Authority Sales Tax Revenue, First Senior Measure M,
     6.00%, 2/15/06 ......................................................................     500,000             555,875
    Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08 ...................   1,500,000           1,756,590
    Oroville Hospital Revenue, Oroville Hospital, Series A, CHFCLP Insured, 5.125%,
     12/01/12 ............................................................................   1,435,000           1,528,619
    Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
     6.375%, 8/01/11 .....................................................................     855,000             933,053
    Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 4.75%, 8/01/18 .   1,050,000           1,116,980
    Paramount RDA, Tax Allocation, Redevelopment Project Area No. 1, Refunding, 6.05%,
     8/01/05 .............................................................................   1,515,000           1,550,921
    Pleasant Hill RDA, RMR, Refunding, 5.40%, 2/01/05 ....................................     105,000             108,382
    Pomona RDA, Tax Allocation, Mountain Meadows Redevelopment Project, Refunding,
     Series X, 5.35%, 12/01/16 ...........................................................   1,000,000           1,092,240
    Poway USD GO, Election of 2002-School Facilities Improvement 1-A, MBIA Insured,
     4.00%, 8/01/14 ......................................................................   1,755,000           1,819,865
    Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 .........   2,500,000           2,919,450
    Rialto RDA, Tax Allocation, Industrial Redevelopment, Sub Areas A and B, Series A,
     ETM, 5.50%, 9/01/03 .................................................................     280,000             282,041
    Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
    Refunding, Series B, ETM, 5.35%, 5/15/13 .............................................   2,000,000          2,350,180
    Riverside California Redevelopment Agency, Tax Allocation, Merged Project Area,
     Refunding, MBIA Insured, 4.00%,
      8/01/13 ............................................................................   1,215,000           1,270,088
      8/01/14 ............................................................................   1,615,000           1,668,860
      8/01/15 ............................................................................   1,680,000           1,711,954
    Riverside County Housing Authority MFHR, Brandon Place Apartments, Series B,
    FNMA Insured, 5.625%, 7/01/29 ........................................................     995,000           1,074,600
    Riverside USD, GO, Election, Series A, FGIC Insured,
      4.00%, 2/01/13 .....................................................................   1,000,000           1,047,010
      4.50%, 2/01/18 .....................................................................   1,500,000           1,555,515
    San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%,
     8/01/09 .............................................................................   2,000,000           2,298,680
    San Clemente 1915 Act, AD No. 8, Refunding,
      5.10%, 9/02/03 .....................................................................     435,000             436,962
      5.20%, 9/02/04 .....................................................................     460,000             471,896
    San Diego Mortgage Revenue, Mariners Cove, Refunding, Series B-1, 5.125%, 9/01/03 ....      35,000              35,190
    San Francisco City and County, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 .....   3,650,000           4,071,977


                                                                Annual Report|47

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    San Gorgonio Memorial Health Care District Health Facility Revenue, Pre-Refunded,
     6.375%, 6/01/08 .....................................................................  $  750,000          $  787,523
    San Joaquin County COP,
      General Hospital Project, ETM, 5.90%, 9/01/03 ......................................     400,000             403,204
      General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 ..................   1,000,000           1,085,880
      MBIA Insured, 4.00%, 4/01/12 .......................................................   2,925,000           3,073,619
    San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%,
     4/01/12 .............................................................................   4,870,000           5,192,199
    San Marcos Public Facilities Authority Revenue,
      Senior Tax Increment Project Area-3-A, MBIA Insured, 4.50%, 10/01/04 ...............     495,000             516,810
      Senior Tax Increment Project Area-3-A, MBIA Insured, 5.30%, 10/01/11 ...............     350,000             407,194
      Tax Increment Project Area-3-A, MBIA Insured, 4.40%, 10/01/03 ......................     405,000             408,499
      Tax Increment Project Area-3-A, MBIA Insured, 4.70%, 10/01/05 ......................     595,000             639,595
      Tax Increment Project Area-3-A, MBIA Insured, 5.10%, 10/01/09 ......................     515,000             589,706
    San Ramon Valley USD, GO, Election of 2002, FSA Insured,
      4.00%, 8/01/15 .....................................................................   1,000,000           1,023,330
      4.50%, 8/01/16 .....................................................................   1,525,000           1,603,202
    Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13 ....................   1,405,000           1,509,630
    Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 .   1,720,000           1,772,718
    Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects,
     Refunding, Series A, AMBAC Insured, 4.50%, 5/15/12 ..................................   2,900,000           3,093,401
    Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
      4.00%, 5/01/12 .....................................................................     525,000             551,261
      4.25%, 5/01/14 .....................................................................     840,000             882,193
      4.25%, 5/01/15 .....................................................................     875,000             909,825
      4.25%, 11/01/15 ....................................................................     670,000             696,666
    Sebastopol COP,
      5.70%, 6/01/05 .....................................................................     240,000             253,253
      Refunding, Series 1994, 5.60%, 6/01/04 .............................................     215,000             223,164
    Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
     Facility Project, Series A, 5.50%, 1/01/06 ..........................................     950,000           1,021,611
    South County Regional Wastewater Authority Revenue, Regional Wastewater
     Facilities Project, Refunding, FSA Insured, 3.25%, 8/01/11 ..........................   1,000,000           1,009,200
    South Gate PFA,
      Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%,
       9/01/16 ...........................................................................   2,000,000           2,207,520
      Water Revenue, Refunding, Series A, FGIC Insured, 5.35%, 10/01/07 ..................     995,000           1,133,444
      Water Revenue, Refunding, Series A, FGIC Insured, 5.45%, 10/01/08 ..................   1,040,000           1,203,727
      Tax Allocation, Redevelopment Project No. 1, Refunding, 6.10%, 9/01/03 .............     925,000             928,700
    South San Francisco Capital Improvements Financing Authority Revenue,
    South San Francisco Conference Center, Refunding,
      5.80%, 9/01/03 .....................................................................     205,000             206,546
      5.90%, 9/01/04 .....................................................................     215,000             220,999
    Stockton Health Facilities Revenue, Dameron Hospital Association, Refunding,
     Series A, 5.35%, 12/01/09 ...........................................................     385,000             417,174
    Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
     FSA Insured, 5.75%, 7/01/11 .........................................................   1,295,000           1,497,939
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 ...........   1,675,000           1,726,439



48 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Sunline Transport Agency COP, Transport Finance Corp., Series B,
      5.50%, 7/01/03 .....................................................................  $  450,000            $450,000
      5.75%, 7/01/06 .....................................................................     445,000             462,956
    Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 ....................................   1,000,000           1,069,140
    Tahoe City PUD, COP, Capital Facilities Project, Series B, 6.30%, 6/01/04 ............     545,000             570,103
    Temecula Valley USD, Series E, FSA Insured, 5.65%, 9/01/07 ...........................     370,000             407,422
    Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
     Asset Back Bonds, Series B,
      4.25%, 6/01/09 .....................................................................     880,000             850,951
      4.375%, 6/01/10 ....................................................................   1,665,000           1,580,335
      4.50%, 6/01/11 .....................................................................   1,540,000           1,444,120
      4.60%, 6/01/12 .....................................................................   1,760,000           1,643,224
      4.70%, 6/01/13 .....................................................................   1,500,000           1,390,590
      4.80%, 6/01/14 .....................................................................     725,000             664,550
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%,
     6/01/12 .............................................................................   1,000,000           1,099,820
    University of California Revenues,
      Multiple Purpose Projects, Series N, FGIC Insured, 4.00%, 9/01/12 ..................   1,380,000           1,447,054
      Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 .......................   3,645,000           4,026,158
    Upland Community Redevelopment Agency Tax Allocation, AMBAC Insured, 4.50%,
     9/01/18 .............................................................................   3,785,000           3,954,530
    Virgin Islands PFAR, senior lien,
      Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ..............................   4,150,000           4,447,721
      Refunding, Series A, 5.30%, 10/01/11 ...............................................   1,000,000           1,070,980
    Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      5.00%, 7/01/03 .....................................................................     990,000             990,000
      4.875%, 7/01/06 ....................................................................   2,000,000           2,130,260
      5.00%, 7/01/09 .....................................................................   2,000,000           2,156,460
    Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project,
     Series 1993, 6.10%, 8/01/03 .........................................................     540,000             542,084
    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
      6/01/11 ............................................................................   1,060,000           1,151,457
      6/01/12 ............................................................................   2,225,000           2,412,901
      6/01/13 ............................................................................   2,335,000           2,514,515
                                                                                                              ------------
    TOTAL BONDS (COST $365,041,364)                                                                            383,879,539
                                                                                                              ------------
    ZERO COUPON BONDS 5.0%
    Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, FGIC Insured,
      8/01/15 ............................................................................   4,600,000           2,764,738
      8/01/16 ............................................................................   4,670,000           2,633,039
    Conejo Valley USD, GO, Election 1998, Series C, FSA Insured, 8/01/17 .................   2,500,000           1,330,675
    Montebello USD, GO, Capital Appreciation, FGIC Insured,
      8/01/18 ............................................................................   1,455,000             729,682
      8/01/19 ............................................................................   1,480,000             695,778
    San Francisco City and County Redevelopment Financing Authority Tax Allocation,
    Redevelopment Projects, Series A, 8/01/17 ............................................   3,825,000           1,847,092
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
     Refunding, Series A, 1/15/16 ........................................................   3,000,000           2,473,290


                                                                Annual Report|49

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Intermediate-Term Tax-Free Income Fund                         Principal Amount        Value
--------------------------------------------------------------------------------------------------------------------------
    ZERO COUPON BONDS (CONT.)
    Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, 8/01/14 ................. $ 3,125,000        $  2,002,063
    Western Placer USD, Financing Corp. COP, Convertible Capital Appreciation,
    zero cpn. to 11/01/05, 5.35% thereafter, 11/01/18 ....................................   6,655,000           6,063,171
                                                                                                              ------------
    TOTAL ZERO COUPON BONDS (COST $19,499,994) ...........................................                      20,539,528
                                                                                                              ------------
    TOTAL LONG TERM INVESTMENTS (COST $384,541,358) ......................................                     404,419,067
                                                                                                              ------------
    SHORT TERM INVESTMENTS 3.5%
  a California State Department of Water Resources Power Supply Revenue, Series B-5,
    Daily VRDN and Put, .95%, 5/01/22 ....................................................     500,000             500,000
  a California State Department Water Resources Power Supply Revenue, Series B-2,
    Daily VRDN and Put, 1.10%, 5/01/22 ...................................................   1,200,000           1,200,000
  a Irvine 1915 Act, Special Assessment, AD,
      No. 00-18, Series A, Daily VRDN and Put, .85%, 9/02/26 .............................   1,800,000           1,800,000
      No. 94-13, Daily VRDN and Put, .85%, 9/02/22 .......................................     100,000             100,000
  a Irvine Ranch Water District Revenue, Consolidated District Nos. 105, 250 and 290,
    Daily VRDN and Put, .85%, 8/01/16 ....................................................   2,000,000           2,000,000
  a Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Weekly VRDN and Put, .85%, 7/01/35 ...................................................   2,300,000           2,300,000
  a Metropolitan Water District Southern California Waterworks Revenue, Refunding,
    Series B-1, Daily VRDN and Put, .85%, 7/01/35 ........................................   2,900,000           2,900,000
  a Orange County Sanitation Districts COP, Refunding,
      Series A, Daily VRDN and Put, .85%, 8/01/29 ........................................   1,500,000           1,500,000
      Series B, Daily VRDN and Put, .85%, 8/01/30 ........................................   2,300,000           2,300,000
                                                                                                              ------------
    TOTAL SHORT TERM INVESTMENTS (COST $14,600,000) ......................................                      14,600,000
                                                                                                              ------------
    TOTAL INVESTMENTS (COST $399,141,358) 101.1% .........................................                     419,019,067
    OTHER ASSETS, LESS LIABILITIES (1.1)% ................................................                     (4,461,100)
                                                                                                              ------------
    NET ASSETS 100.0% ....................................................................                    $414,557,967
                                                                                                              ============




See Glossary of Terms on page 56.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


50 |See notes to financial statements.|Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS


FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND

                                                                      ---------------------------------------------------------
                                                                                            Year Ended June 30,
                                                                         2003        2002        2001        2000        1999
                                                                      ---------------------------------------------------------

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                      ---------------------------------------------------------
Income from investment operations - net investment income ...........      .01         .01         .03         .03         .02

Less distributions from net investment income .......................     (.01)       (.01)       (.03)       (.03)       (.02)
                                                                      ---------------------------------------------------------

Net asset value, end of year ........................................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                      =========================================================



Total return a ......................................................     .71%       1.21%       2.76%       2.64%       2.39%



Ratios/supplemental data

Net assets, end of year (000's) ..................................... $671,392    $679,788    $711,789    $696,803    $706,877

Ratios to average net assets:

 Expenses ...........................................................     .56%        .56%        .56%        .56%        .59%

 Net investment income ..............................................     .71%       1.20%       2.72%       2.61%       2.36%




aTotal return is not annualized for periods less than one year.


                             Annual Report|See notes to financial statements.|51

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2003



--------------------------------------------------------------------------------------------------------------------------
  Franklin California Tax-Free Income Fund                                             Principal Amount     Value
--------------------------------------------------------------------------------------------------------------------------
    INVESTMENTS 112.0%
  a Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and Put,
     1.05%, 6/01/30 ......................................................................  $ 1,000,000 $1,000,000
  a Alvord USD, Financing Corp., COP, Refinancing Project, Weekly VRDN and Put, 1.00%,
     9/01/19 .............................................................................   2,400,000   2,400,000
  a Anaheim COP, Police Facilities Refinancing Project, AMBAC Insured, Weekly VRDN and Put,
     .85%, 8/01/08 .......................................................................   3,550,000   3,550,000
  a Big Bear Lake Industrial Revenue, Southwest Gas Corp. Project, Series A,
     Weekly VRDN and Put, .95%, 12/01/28 .................................................   2,700,000   2,700,000
  a Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
     1.00%, 12/01/10 .....................................................................   1,822,000   1,822,000
    California Educational Facilities Revenue, TECP, .95%, 7/15/03 .......................   3,000,000   3,000,000
  a California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, MBIA Insured, Weekly VRDN and Put, 1.00%, 7/01/16 .......   5,000,000   5,000,000
       Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 1.00%, 10/01/10 .   3,000,000   3,000,000
       Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, .97%, 10/01/22 .......   5,000,000   5,000,000
    California Infrastructure and Economic Development Bank Revenue,
       Refunding, Series D, 1.00%, 5/13/04 ...............................................  10,000,000  10,000,000
       Series A, 1.00%, 5/13/04 ..........................................................  20,000,000  20,000,000
       Series A, 1.00%, 5/13/04 ..........................................................  10,000,000  10,000,000
    California School Cash Reserve Program Authority Revenue, Series A,
       2.00%, 7/06/04 ....................................................................  25,000,000  25,275,250
       AMBAC Insured, 3.00%, 7/03/03 .....................................................  30,000,000  30,002,150
  a California State Department Water Resources Power Supply Revenue, Series B-6,
     Daily VRDN and Put, .85%, 5/01/22 ...................................................  39,600,000  39,600,000
  a California State Economic Development Financing Authority Revenue,
       Calco Project, Weekly VRDN and Put, 1.05%, 4/01/27 ................................   1,600,000   1,600,000
       KQED Inc. Project, Refunding, Weekly VRDN and Put, 1.00%, 4/01/20 .................   1,170,000   1,170,000
  a California Statewide CDA, MFHR, Ivy Hills Apartment Project, Series I,
     Weekly VRDN and Put, 1.03%, 2/01/33 .................................................   3,894,000   3,894,000
  a Carlsbad USD, COP, Variable School Facility Bridge Funding Program, FSA Insured,
     Weekly VRDN and Put, .90%
       9/01/14 ...........................................................................   5,100,000   5,100,000
       9/01/24 ...........................................................................   5,500,000   5,500,000
  a Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 1.10%, 1/01/10 ..................   1,670,000   1,670,000
  a Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A,
    AMBAC Insured, Weekly VRDN and Put, .85%, 6/01/32 ....................................   5,585,000   5,585,000
  a Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 1.05%, 11/01/14 ..   1,855,000   1,855,000
  a Dublin Housing Authority MFHR, Park Sierra Housing, Series A, Weekly VRDN and Put,
    .95%, 6/01/28 ........................................................................   1,100,000   1,100,000
  a Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly
    VRDN and Put, .95%, 7/01/29 ..........................................................  11,600,000  11,600,000
    Fontana RDA, Tax Allocation, Southwest Industrial Park Project, FGIC Insured,
    Pre-Refunded, 6.125%, 9/01/25 ........................................................   3,255,000   3,347,761
  a Fremont PFA, COP, Weekly VRDN and Put, 1.00%, 8/01/30 ................................   6,300,000   6,300,000
  a Grant Joint UHSD, COP, School Facilities Bridge Funding Program, FSA Insured,
    Weekly VRDN and Put, .90%, 9/01/34 ...................................................   4,900,000   4,900,000
  a Hillsborough COP, Water and Sewer System Project, Refunding, Series B, Weekly VRDN
    and Put, 1.05%, 6/01/30 ..............................................................   4,400,000   4,400,000



52 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Tax-Free Income Fund                                             Principal Amount     Value
--------------------------------------------------------------------------------------------------------------------------
    INVESTMENTS (CONT.)
  a Irvine 1915 Act, Special Assessment, AD,
       No. 00-18, Series A, Daily VRDN and Put, .85%, 9/02/26 ............................ $ 4,355,000 $ 4,355,000
       No. 93-14, Daily VRDN and Put, .90%, 9/02/25 ......................................   4,700,000   4,700,000
       No. 94-15, Daily VRDN and Put, .85%, 9/02/20 ......................................   1,700,000   1,700,000
       No. 97-13, Daily VRDN and Put, .85%, 9/02/23 ......................................  10,900,000  10,900,000
       No. 97-16, Daily VRDN and Put, .85%, 9/02/22 ......................................   2,011,000   2,011,000
  a Irvine Ranch Water District GO, Refunding, Series B, Daily VRDN and Put, 1.10%,
    8/01/09 ..............................................................................   1,300,000   1,300,000
  a Irvine Ranch Water District Revenue,
       Consolidated Bonds, Refunding, Series B, Daily VRDN and Put, 1.10%, 10/01/09 ......   2,300,000   2,300,000
       Construction Bonds, Daily VRDN and Put, .85%, 10/01/05 ............................   1,300,000   1,300,000
       Joint Powers Agency, Consolidated Bonds, DATES, Series C,
        Daily VRDN and Put, .85%, 10/01/10 ...............................................   4,900,000   4,900,000
       Nos. 140, 105, and 250, Daily VRDN and Put, .85%, 4/01/33 .........................     900,000     900,000
  a Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and Put, .95%,
    8/01/06 ..............................................................................   1,100,000   1,100,000
    Kern County TRAN, 2.00%, 6/30/04 .....................................................  10,000,000  10,105,900
  a Livermore Housing Authority MFR, Richards Manor, Refunding, Series A, Weekly
     VRDN and Put, .90%, 12/01/22 ........................................................   4,770,000   4,770,000
    Los Angeles Convention and Exhibition Center Authority Lease Revenue, .97%, 6/15/04 ..   2,620,000   2,620,000
    Los Angeles County GO, TRAN, Series A, 2.00%, 6/30/04 ................................  20,000,000  20,217,400
  a Los Angeles County MTA, Sales Tax Revenue, Proposition C, Refunding, Second Series A,
     MBIA Insured, Weekly VRDN and Put, .85%, 7/01/20 ....................................  15,960,000  15,960,000
  a Los Angeles County Pension Obligation Revenue, Refunding,
       Series A, AMBAC Insured, Weekly VRDN and Put, .85%, 6/30/07 .......................   1,800,000   1,800,000
       Series B, Weekly VRDN and Put, .85%, 6/30/07 ......................................   4,400,000   4,400,000
    Los Angeles County Schools Pooled Financing Program COP, TRAN, Series A,
    FSA Insured, 1.75%, 6/30/04 ..........................................................   6,000,000   6,049,200
  a Los Angeles CRDA, COP, Baldwin Hill Park, Weekly VRDN and Put, .97%, 12/01/14 ........   1,000,000   1,000,000
  a Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Weekly VRDN and Put, .85%, 7/01/35 ...................................................  10,000,000  10,000,000
  a Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 1.00%, 7/01/10 .......     950,000     950,000
    Los Angeles USD, TRAN, GO,
       Series A, 2.00%, 7/01/04 ..........................................................  20,000,000  20,213,500
       Series A, 2.50%, 7/01/03 ..........................................................   5,000,000   5,000,000
       Series B, 3.00%, 7/01/03 ..........................................................   4,500,000   4,500,000
       Series C, 3.25%, 7/01/03 ..........................................................   5,000,000   5,000,000
    Los Angeles Wastewater System Revenue, TECP, .90%, 7/10/03 ...........................  10,000,000  10,000,000
  a Los Angeles Water and Power Revenue, Power System, Sub Series A-2, Weekly
     VRDN and Put, .85%, 7/01/35 .........................................................   5,000,000   5,000,000
  a Metropolitan Water District Southern California Waterworks Revenue,
       Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, .80%, 6/01/23 ............   6,875,000   6,875,000
       Refunding, Series B-1, Daily VRDN and Put, .85%, 7/01/35 ..........................   4,500,000   4,500,000
       Series B-4, Weekly VRDN and Put, .85%, 7/01/35 ....................................   3,500,000   3,500,000
       Series C, Weekly VRDN and Put, .90%, 7/01/28 ......................................  13,200,000  13,200,000
       Series C-1, Daily VRDN and Put, 1.00%, 7/01/36 ....................................   2,900,000   2,900,000
       Series C-2, Daily VRDN and Put, .80%, 7/01/36 .....................................     300,000     300,000
  a Monterey County IDA, IDR, VPS Company Inc. Project, Series A, Weekly VRDN and
     Put, .95%, 9/01/20 ..................................................................   3,915,000   3,915,000



                                                                Annual Report|53

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Tax-Free Income Fund                                             Principal Amount    Value
--------------------------------------------------------------------------------------------------------------------------
    INVESTMENTS (CONT.)
  a Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 1.00%, 12/01/15 ......... $ 6,700,000 $ 6,700,000
  a Orange County Apartment Development Revenue, Wood Canyon Villas, Refunding,
     Issue E, Weekly VRDN and Put, .85%, 8/15/31 .........................................   5,000,000   5,000,000
  a Orange County Sanitation Districts COP, Refunding,
       Nos 1-3, 5-7 and 11, AMBAC Insured, Daily VRDN and Put, .85%, 8/01/16 .............   2,000,000   2,000,000
       Series A, Daily VRDN and Put, .85%, 8/01/29 .......................................  11,900,000  11,900,000
       Series B, Daily VRDN and Put, .85%, 8/01/30 .......................................  10,140,000  10,140,000
  a Pajaro Valley USD, COP, School Facility Bridge Funding Program, Weekly VRDN and Put,
     .90%, 9/01/31 .......................................................................     700,000     700,000
  a Pico Rivera RDA, COP, Weekly VRDN and Put, .95%, 12/01/10 ............................   1,500,000   1,500,000
  a Pleasanton MFMR, Valley Plaza, Series A, Weekly VRDN and Put, .90%, 7/15/18 ..........   1,860,000   1,860,000
    Puerto Rico Commonwealth Government Development Bank TECP, .90%, 9/10/03 .............  10,000,000  10,000,000
  a Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
     Series A, Daily VRDN and Put, .95%, 1/01/26 .........................................   8,000,000   8,000,000
  a Rancho Water District Financing Authority Revenue, Series B, FGIC Insured,
     Weekly VRDN and Put, .90%, 8/01/31 ..................................................   3,880,000   3,880,000
  a Redwood City COP, City Hall Project, Weekly VRDN and Put, 1.00%, 7/01/21 .............   2,300,000   2,300,000
  a Riverside County Asset Leasing Corp., Leasehold Revenue, Southwest Justice Center,
     Series B, MBIA Insured, Weekly VRDN and Daily Put, .85%, 11/01/32 ...................   5,000,000   5,000,000
  a Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN
     and Put, 1.00%, 6/01/20 .............................................................  12,000,000  12,000,000
  a Sacramento County Sanitation District Financing Authority Revenue, Series C,
    Weekly VRDN and Put, .95%, 12/01/30 ..................................................  13,600,000  13,600,000
    San Bernardino County TRAN, 3.00%, 7/01/03 ...........................................  10,000,000  10,000,000
  a San Diego Housing Authority MFHR,
       La Cima Apartments, Series K, Weekly VRDN and Put, 1.00%, 12/01/22 ................  23,000,000  23,000,000
       Nobel Courts, Weekly VRDN and Put, .85%, 12/01/22 .................................  31,000,000  31,000,000
  a San Francisco City and County RDA, MFR,
       Derek Silva Community, Series D, Weekly VRDN and Put, 1.00%, 12/01/19 .............   4,650,000   4,650,000
       Fillmore Center, Refunding, Series B-2, Weekly VRDN and Put, .97%, 12/01/17 .......   1,000,000   1,000,000
    San Joaquin County Transportation Authority, Sales Tax Revenue, TECP, .95%, 7/11/03 ..  31,200,000  31,200,000
  a San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B, FGIC Insured,
     Weekly VRDN and Put, .85%, 11/15/11 .................................................   1,200,000   1,200,000
  a San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly VRDN and Put,
     1.00%, 7/01/17 ......................................................................   2,950,000   2,950,000
  a Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A,
     Weekly VRDN and Put, 1.00%, 12/01/22 ................................................   4,650,000   4,650,000
  a Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
     Series A, Weekly VRDN and Put, .87%, 12/15/25 .......................................   5,000,000   5,000,000
  a South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN and Put,
     1.00%, 5/01/17 ......................................................................     500,000     500,000
  a Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission, Refunding,
       AMBAC Insured, Weekly VRDN and Put, .85%, 7/01/19 .................................  26,615,000  26,615,000
       Series A, FSA Insured, Weekly VRDN and Put, .95%, 7/01/21 .........................   8,400,000   8,400,000
       Series B, FSA Insured, Weekly VRDN and Put, .90%, 7/01/23 .........................   6,600,000   6,600,000
  a Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility,
     Ogden Martin Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put,
     1.00%, 1/01/10 ......................................................................   4,400,000   4,400,000



54 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST


--------------------------------------------------------------------------------------------------------------------------
  Franklin California Tax-Free Income Fund                                             Principal Amount    Value
--------------------------------------------------------------------------------------------------------------------------
    INVESTMENTS (CONT.)
  a Suisun City Housing Authority MFR, Village Green, Series A, Weekly VRDN and Put, .90%,
     6/15/18 .........................................................................     $ 7,700,000 $ 7,700,000
  a Sulphur Springs USD, COP, Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
     .85%, 3/01/27 ...................................................................       5,000,000   5,000,000
    Transmission Authority of Northern California, TECP, .95%, 8/08/03 ...............      10,000,000  10,000,000
  a Tustin 1915 Act, Special Assessment, Reassessment District, No. 95-2, Series A,
     Daily VRDN and Put, .85%, 9/02/13 ...............................................      23,419,000  23,419,000
  a Upland CRDA, MFHR, Weekly VRDN and Put, .95%, 2/15/30 ............................       1,000,000   1,000,000
  a Vallecitos Water District Revenue COP, Twin Oaks Reservoir Project, Weekly VRDN
     and Put, .95%, 7/01/30 ..........................................................       2,500,000   2,500,000
  a Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, .90%, 5/15/22 ..       1,985,000   1,985,000
  a Watereuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 1.00%,
     5/01/28 .........................................................................      26,200,000  26,200,000
                                                                                                      -------------
    TOTAL INVESTMENTS (COST $752,162,161) 112.0% .....................................                 752,162,161
    OTHER ASSETS, LESS LIABILITIES (12.0)% ...........................................                 (80,769,792)
                                                                                                      -------------
    NET ASSETS 100.0% ................................................................                $671,392,369
                                                                                                      =============




See Glossary of Terms on page 56.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                             Annual Report|See notes to financial statements.|55

FRANKLIN CALIFORNIA TAX-FREE TRUST

GLOSSARY OF TERMS



1915 Act  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
CHFCLP    - California Health Facilities Construction Loan Program
CIFP      - Capital Improvement Financing Program
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
DATES     - Demand Adjustable Tax-Exempt Securities
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFAR      - Housing Finance Authority/Agency Revenue
ID        - Improvement District
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
IDR       - Industrial Development Revenue



MBIA      - Municipal Bond Investor Assurance Corp.
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transportation Authority
MUD       - Municipal Utility District
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFA       - Public Financing Authority
PFAR      - Public Financing Authority Revenue
PUD       - Public Utility District
RDA       - Redevelopment Agency/Authority
RHF       - Retirement Housing Foundation
RMR       - Residential Mortgage Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
TECP      - Tax-Exempt Commercial Paper
TRAN      - Tax and Revenue Anticipation Notes
UHSD      - Unified/Union High School District
USD       - Unified/Union School District
VRDN      - Variable Rate Demand Notes
XLCA      - XL Capital Assurance


56 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003


                                                                         Franklin       Franklin California    Franklin
                                                                        California       Intermediate-Term    California
                                                                     Insured Tax-Free        Tax-Free         Tax-Exempt
                                                                        Income Fund         Income Fund       Money Fund
                                                                     -----------------------------------------------------
Assets:
 Investments in securities:
  Cost ............................................................   $ 1,922,236,201      $  399,141,358   $  752,162,161
                                                                     =====================================================
  Value ...........................................................     2,101,689,412         419,019,067      752,162,161
 Cash .............................................................           963,019             279,515           54,510
 Receivables:
  Capital shares sold .............................................         9,380,334           1,092,539        2,682,047
  Interest ........................................................        30,687,506           4,729,384        2,487,729
                                                                     -----------------------------------------------------
      Total assets ................................................     2,142,720,271         425,120,505      757,386,447
                                                                     -----------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .................................                --           7,675,932       81,861,250
  Capital shares redeemed .........................................         2,533,577           1,994,456        3,309,396
  Affiliates ......................................................         1,380,277             251,479          322,958
  Shareholders ....................................................           589,748             103,006          422,337
 Distributions to shareholders ....................................         2,898,308             496,190           38,684
 Other liabilities ................................................           162,422              41,475           39,453
                                                                     -----------------------------------------------------
      Total liabilities ...........................................         7,564,332          10,562,538       85,994,078
                                                                     -----------------------------------------------------
       Net assets, at value .......................................   $ 2,135,155,939      $  414,557,967   $  671,392,369
                                                                     =====================================================
Net assets consist of:
 Undistributed net investment income ..............................   $    (1,213,326)     $      (83,735)  $           --
 Net unrealized appreciation (depreciation) .......................       179,453,211          19,877,709               --
 Accumulated net realized gain (loss) .............................       (14,833,308)           (669,447)              --
 Capital shares ...................................................     1,971,749,362         395,433,440      671,392,369
                                                                     -----------------------------------------------------
       Net assets, at value .......................................   $ 2,135,155,939      $  414,557,967   $  671,392,369
                                                                     =====================================================



                             Annual Report|See notes to financial statements.|57

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2003


                                                                         Franklin       Franklin California    Franklin
                                                                        California       Intermediate-Term    California
                                                                     Insured Tax-Free        Tax-Free         Tax-Exempt
                                                                        Income Fund         Income Fund       Money Fund
                                                                     ---------------------------------------------------
Class A:
 Net assets, at value ..............................................   $1,912,784,324        $414,557,967   $671,392,369
                                                                     ===================================================
 Shares outstanding ................................................      149,089,931          35,321,952    671,392,369
                                                                     ===================================================
 Net asset value per share a .......................................           $12.83              $11.74          $1.00
                                                                     ===================================================
 Maximum offering price per share (net asset value per
 share (DIVIDE) 95.75%, 97.75% and 100%, respectively) .............           $13.40              $12.01          $1.00
                                                                     ===================================================
Class B:
 Net assets, at value ..............................................  $    85,697,576
                                                                     ================
 Shares outstanding ................................................        6,651,898
                                                                     ================
 Net asset value and maximum offering price per share a ............           $12.88
                                                                     ================
Class C:
 Net assets, at value ..............................................  $   136,674,039
                                                                     ================
 Shares outstanding ................................................       10,566,986
                                                                     ================
 Net asset value per share a .......................................           $12.93
                                                                     ================
 Maximum offering price per share (net asset value per
 share (DIVIDE) 99%) ...............................................           $13.06
                                                                     ================




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.



58 |See notes to financial statements.|Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENTS OF OPERATIONS
for the year ended June 30, 2003


                                                                            Franklin      Franklin California    Franklin
                                                                           California      Intermediate-Term    California
                                                                        Insured Tax-Free       Tax-Free         Tax-Exempt
                                                                           Income Fund        Income Fund       Money Fund
                                                                        ---------------------------------------------------
Investment income:
 Interest .............................................................   $  105,174,890       $ 16,892,556    $ 8,810,849
                                                                        ---------------------------------------------------
Expenses:
 Management fees (Note 3) .............................................        9,539,433          1,963,050      3,402,097
 Distribution fees (Note 3)
  Class A .............................................................        1,810,508            376,948             --
  Class B .............................................................          466,238                 --             --
  Class C .............................................................          818,624                 --             --
 Transfer agent fees (Note 3) .........................................          583,896            109,416        345,444
 Custodian fees .......................................................           18,770              3,830          7,054
 Reports to shareholders ..............................................           48,375             13,972         21,690
 Registration and filing fees .........................................           12,922              6,245          6,320
 Professional fees ....................................................           63,722             19,228         15,832
 Trustees' fees and expenses ..........................................           50,248              9,043         17,215
 Other ................................................................          180,577             66,194         52,277
                                                                        ---------------------------------------------------
      Total expenses ..................................................       13,593,313          2,567,926      3,867,929
                                                                        ---------------------------------------------------
       Net investment income ..........................................       91,581,577         14,324,630      4,942,920
                                                                        ---------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ............................        2,154,831            281,135         (2,466)
 Net unrealized appreciation (depreciation) on investments ............       80,640,225          9,785,130             --
                                                                        ---------------------------------------------------
Net realized and unrealized gain (loss) ...............................       82,795,056         10,066,265         (2,466)
                                                                        ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations .......   $  174,376,633       $24,390,895       $4,940,454
                                                                        ===================================================



                             Annual Report|See notes to financial statements.|59

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2003 and 2002

                                                           Franklin California                    Franklin California
                                                            Insured Tax-Free                       Intermediate-Term
                                                               Income Fund                       Tax-Free Income Fund
                                                     ----------------------------------------------------------------------
                                                           2003              2002                 2003            2002
                                                     ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................  $   91,581,577   $    88,328,927         $ 14,324,630    $ 11,532,805
  Net realized gain (loss) from investments .......       2,154,831         4,557,169              281,135        (373,054)
  Net unrealized appreciation (depreciation)
   on investments .................................      80,640,225        16,651,500            9,785,130       3,604,782
                                                     ----------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..................     174,376,633       109,537,596           24,390,895      14,764,533
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................     (84,464,602)      (82,691,879)         (14,471,962)    (11,693,302)
   Class B ........................................      (2,836,488)       (1,670,341)                  --              --
   Class C ........................................      (4,951,681)       (3,988,763)                  --              --
                                                     ----------------------------------------------------------------------
 Total distributions to shareholders ..............     (92,252,771)      (88,350,983)         (14,471,962)    (11,693,302)
 Capital share transactions: (Note 2)
   Class A ........................................      48,510,072       104,182,637           80,578,468      96,833,451
   Class B ........................................      26,565,574        35,228,355                   --              --
   Class C ........................................      22,938,158        28,110,695                   --              --
                                                     ----------------------------------------------------------------------
 Total capital share transactions .................      98,013,804       167,521,687           80,578,468      96,833,451
      Net increase (decrease) in net assets .......     180,137,666       188,708,300           90,497,401      99,904,682
Net assets:
 Beginning of year ................................   1,955,018,273     1,766,309,973          324,060,566     224,155,884
                                                     ----------------------------------------------------------------------
 End of year ......................................  $2,135,155,939   $1,955,018,273          $414,557,967    $324,060,566
                                                     ----------------------------------------------------------------------
Undistributed net investment income included in
 net assets:
  End of year .....................................  $   (1,213,326)  $      (494,620)        $    (83,735)   $     69,155
                                                     ----------------------------------------------------------------------



60 |See notes to financial statements.|Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the years ended June 30, 2003 and 2002

                                                                                                  Franklin California
                                                                                                      Tax-Exempt
                                                                                                      Money Fund
                                                                                             -------------------------------
                                                                                                 2003            2002
                                                                                             -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................... $  4,942,920     $  8,189,903
  Net realized gain (loss) from investments ................................................       (2,466)          10,451
                                                                                             -------------------------------
      Net increase (decrease) in net assets resulting from operations ......................    4,940,454        8,200,354
 Distributions to shareholders from net investment income ..................................   (4,940,454) a    (8,200,354) a
 Capital share transactions (Note 2) .......................................................   (8,395,879)     (32,000,489)
                                                                                             -------------------------------
      Net increase (decrease) in net assets ................................................   (8,395,879)     (32,000,489)
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year .........................................................................  679,788,248      711,788,737
                                                                                             -------------------------------
 End of year ............................................................................... $671,392,369     $679,788,248
                                                                                             ===============================




aDistributions were increased (decreased) by net realized gain (loss) from security transactions of $(2,466) and $10,451 in 2003 and 2002, respectively.



                             Annual Report|See notes to financial statements.|61

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES


Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds are diversified except the Franklin California Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund). The Funds' investment objectives are to provide a high level of current income exempt from federal and California personal income taxes, while seeking preservation of capital. The Franklin California Tax-Exempt Money Fund (Money
Fund) also seeks liquidity in its investments.

On April 24, 2003, the Board of Trustees approved a new fund for the Trust, Franklin California Limited Term Tax-Free Income Fund. The effective date of the new fund is September 1, 2003.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Securities in the Money Fund are valued at amortized cost which approximates value.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued

62 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)




D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. For the California Insured Tax-Free Income Fund (Insured Fund) and the Intermediate-Term Fund, dividends from net investment income are normally declared daily and distributed monthly to shareholders. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Some municipal securities in the Insured Fund are secured by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.




                                                                Annual Report|63

FRANKLIN CALIFORNIA TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST





The classes of shares offered within each of the Funds are indicated below. Effective July 1, 2003, the Intermediate-Term Fund began offering Class C shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

  Class A                  Class A, Class B & Class C
-----------------------------------------------------
  Intermediate-Term Fund   Insured Fund
  Money Fund

At June 30, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                     -----------------------------------------------------------------
                                             Insured Fund                   Intermediate-Term Fund
                                     -----------------------------------------------------------------
                                       Shares          Amount              Shares          Amount
                                     -----------------------------------------------------------------
Class A Shares:
Year ended June 30, 2003
 Shares sold ......................   20,344,406   $  256,925,150        15,013,466   $   174,239,975
 Shares issued in reinvestment
 of distributions .................    3,412,993       43,027,957           719,268         8,349,349
 Shares redeemed ..................  (19,958,238)    (251,443,035)       (8,814,514)     (102,010,856)
                                     -----------------------------------------------------------------
 Net increase (decrease) ..........    3,799,161   $   48,510,072         6,918,220   $    80,578,468
                                     =================================================================
Year ended June 30, 2002
 Shares sold ......................   20,861,121   $  257,504,812        13,014,422   $   148,150,329
 Shares issued in reinvestment
 of distributions .................    2,956,896       36,489,098           548,530         6,232,465
 Shares redeemed ..................  (15,396,083)    (189,811,273)       (5,078,021)      (57,549,343)
                                     -----------------------------------------------------------------
 Net increase (decrease) ..........    8,421,934   $  104,182,637         8,484,931   $    96,833,451
                                     =================================================================
Class B Shares:
Year ended June 30, 2003
 Shares sold ......................    2,487,468   $   31,490,684
 Shares issued in reinvestment
 of distributions .................      149,457        1,893,274
 Shares redeemed ..................     (537,929)      (6,818,384)
                                     -----------------------------
 Net increase (decrease) ..........    2,098,996   $   26,565,574
                                     =============================
Year ended June 30, 2002
 Shares sold ......................    3,062,728   $   37,987,344
 Shares issued in reinvestment
 of distributions .................       86,693        1,072,308
 Shares redeemed ..................     (310,882)      (3,831,297)
                                     -----------------------------
 Net increase (decrease) ..........    2,838,539   $   35,228,355
                                     =============================


64 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (continued)




                                     -----------------------------
                                              Insured Fund
                                         Shares          Amount
                                     -----------------------------
CLASS C SHARES:
Year ended June 30, 2003
 Shares sold .......................   3,318,249   $   42,185,455
 Shares issued in reinvestment
 of distributions ..................     230,685        2,931,577
 Shares redeemed ...................  (1,746,017)     (22,178,874)
                                     -----------------------------
 Net increase (decrease) ...........   1,802,917   $   22,938,158
                                     =============================
Year ended June 30, 2002
 Shares sold .......................   3,632,626   $   45,236,277
 Shares issued in reinvestment
 of distributions ..................     183,125        2,276,306
 Shares redeemed ...................  (1,562,394)     (19,401,888)
                                     -----------------------------
 Net increase (decrease) ...........   2,253,357   $   28,110,695
                                     =============================

                                                             ---------------
                                                               Money Fund
                                                             ---------------
                                                                 Amount
                                                             ---------------
Class A Shares:
Year ended June 30, 2003
 Shares sold ..............................................  $  738,232,187
 Shares issued in reinvestment of distributions ...........       4,945,536
 Shares redeemed ..........................................    (751,573,602)
                                                             ---------------
 Net increase (decrease) ..................................  $   (8,395,879)
                                                             ===============
Year ended June 30, 2002
 Shares sold ..............................................  $  799,787,990
 Shares issued in reinvestment of distributions ...........       8,239,224
 Shares redeemed ..........................................    (840,027,703)
                                                             ---------------
 Net increase (decrease) ..................................  $  (32,000,489)
                                                             ===============

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or trustees of the following entities:

---------------------------------------------------------------------------------------
  Entity                                                          Affiliation
---------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                              Investment manager
  Franklin Templeton Services, LLC (FT Services)                  Administration manager
  Franklin/Templeton Distributors, Inc. (Distributors)            Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services)   Transfer agent




                                                                Annual Report|65

FRANKLIN CALIFORNIA TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (continued)




The Funds pay an investment management fee to Advisers based on the month-end net assets of the Insured Fund and the Intermediate-Term Fund and on the average daily net assets of the Money Fund as follows:

------------------------------------------------------------------------------
 Annualized Fee Rate    Net Assets
------------------------------------------------------------------------------
         .625%             First $100 million
         .500%             Over $100 million, up to and including $250 million
         .450%             In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to a certain percentage per year of their average daily net assets of each class as follows:

---------------------------------------------
  Insured              Insured  Intermediate-
---------------------------------------------
                        Fund      Term Fund

Class A ..............   .10%       .10%
Class B ..............   .65%         --
Class C ..............   .65%         --

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                          Insured    Intermediate-    Money
                                           Fund        Term Fund      Fund
                                        ------------------------------------
Net commissions paid .................. $1,398,981       $121,782         --
Contingent deferred sales charges ..... $  230,240        $ 1,211    $13,659

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                   Insured   Intermediate-    Money
                                  ----------------------------------
                                    Fund       Term Fund      Fund

Transfer agent fees ............  $190,037        $36,568    $72,282



66 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

4. INCOME TAXES





At June 30, 2003, the Funds had tax basis capital losses of which may be carried over to offset future capital gains. Such losses expire as follows:

                                            Insured     Intermediate-    Money
                                             Fund         Term Fund      Fund
                                         --------------------------------------
Capital loss carryovers expiring in:
 2005 .................................. $         --      $      --   $  1,444
 2006 ..................................           --             --      9,957
 2007 ..................................           --             --      4,593
 2008 ..................................    7,009,033         90,667      9,293
 2009 ..................................    7,452,092        321,166     21,840
 2010 ..................................           --        112,465         --
 2011 ..................................           --        145,149         --
                                         --------------------------------------
                                         $ 14,461,125      $ 669,447   $ 47,127
                                         ======================================

On June 30, 2003, the Money Fund has deferred capital losses occurring subsequent to October 31, 2002 of $2,466. For tax purposes such losses will be reflected in the year ending June 30, 2004.

The tax character of distributions paid during the years ended June 30, 2003 and 2002, was as follows:

                                              Insured Fund                  Intermediate-Term Fund
                                           2003           2002               2003            2002
                                        -------------------------------------------------------------
Distributions paid from:
 Ordinary tax-exempt income ........... $92,252,771   $ 83,350,983         $14,471,962  $  11,693,302
 Long-term capital gains ..............          --             --                  --             --
                                        -------------------------------------------------------------
                                        $92,252,771   $ 83,350,983         $14,471,962  $  11,693,302
                                        -------------------------------------------------------------


                                           Money Fund
                                       2003           2002
                                     ------------------------
Distributions paid from:
 Ordinary tax-exempt income .......  $4,940,454   $8,200,354
 Long-term capital gains ..........          --            --
                                     ------------------------
                                     $4,940,454   $8,200,354
                                     ------------------------



                                                                Annual Report|67

FRANKLIN CALIFORNIA TAX-FREE TRUST

4. INCOME TAXES (continued)




At June 30, 2003, the cost of investments, net unrealized appreciation, undistributed tax exempt income and undistributed long term capital gains for income tax purposes were as follows:

                                                        Insured       Intermediate-       Money
                                                         Fund           Term Fund         Fund
                                                   ------------------------------------------------
Cost of investments .............................  $ 1,921,883,012   $  399,113,369   $ 752,162,161
                                                   ================================================
Unrealized appreciation .........................  $   180,260,050   $   20,622,353              --
Unrealized depreciation .........................         (453,650)        (716,655)             --
                                                   ------------------------------------------------
Net unrealized appreciation (depreciation) ......  $   179,806,400   $   19,905,698              --
                                                   ================================================

Undistributed tax-exempt income .................  $       959,609   $      384,466   $      29,628
Undistributed short term capital gains ..........               --               --              --
Undistributed long term capital gains ...........               --               --              --
                                                   ------------------------------------------------
Distributable earnings ..........................  $       959,609   $      384,466   $      29,628
                                                   ================================================

On June 30, 2003, the Intermediate-Term Fund had expired capital loss carryovers of $102,640 which was reclassified to paid-in capital.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and bond discounts.

Distributions of income to shareholders may not equal net investment income due to differing treatments of dividend distributions for book and tax purposes.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended June 30, 2003 were as follows:


                            Insured     Intermediate-
                             Fund          Term Fund
                         ----------------------------
Purchases .............. $270,833,504   $106,866,883
Sales .................. $196,952,949   $ 34,770,870




68 |Annual Report

FRANKLIN CALIFORNIA TAX-FREE TRUST

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN CALIFORNIA TAX-FREE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin California Tax-Free Trust (hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 2003



                                                                Annual Report|69

FRANKLIN CALIFORNIA TAX-FREE TRUST

TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(5)(A) of the Internal Revenue Code, the Trust hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended June 30, 2003.




70 |Annual Report

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS


-----------------------------------------------------------------------------------------------------------------------------------
                                                               Number of Portfolios in
                                              Length of        Fund Complex Overseen
 Name, Age and Address         Position       Time Served      by Board Member*           Other Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1985       105                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and
 FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
 1996) and Vacu-Dry Co. (food processing) (until 1996).
-----------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1985       132                        Director, Bar-S Foods (meat
 One Franklin Parkway                                                                     packing company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
 Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Trustee        Since 1989       133                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)        Trustee        Since 1985       105                        Director, The California Center for Land
 One Franklin Parkway                                                                     Recycling (redevelopment).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1992       132                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company); Martek
 San Mateo, CA 94403-1906                                                                 Biosciences Corporation; MedImmune, Inc.
                                                                                          (biotechnology); Overstock.com (Internet
                                                                                          services); and Spacehab, Inc. (aerospace
                                                                                          services); and formerly, Director, MCI
                                                                                          Communication Corporation (subsequently
                                                                                          known as MCI WorldCom, Inc. and
                                                                                          WorldCom, Inc.) (communications
                                                                                          services) (1988-2002).


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
 FORMERLY, Chairman, White River Corporation (financial services) (1993-1998)
 and Hambrecht & Quist Group (investment banking) (1987-1992); and President,
 National Association of Securities Dealers, Inc.
 (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------------

                        Annual Report|71

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                               Number of Portfolios in
                                              Length of        Fund Complex Overseen
 Name, Age and Address         Position       Time Served      by Board Member*           Other Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (58)        Trustee and    Trustee since    31                         None
 One Franklin Parkway          Vice President 1993 and Vice
 San Mateo, CA 94403-1906                     President since
                                              1986
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Trustee and    Trustee since    132                        None
 One Franklin Parkway          Chairman of    1985 and
 San Mateo, CA 94403-1906      the Board      Chairman of
                                              the Board since
                                              1993


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
 and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Trustee and    Trustee since    115                        None
 One Franklin Parkway          President and  1985, President
 San Mateo, CA 94403-1906      Chief          since 1993, and
                               Executive      Chief Executive
                               Officer -      Officer -
                               Investment     Investment
                               Management     Management
                                              since 2002


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 SHEILA AMOROSO (43)           Vice           Since 1999       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
 Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 RAFAEL R. COSTAS, JR. (38)    Vice           Since 1999       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
 Investments.
-----------------------------------------------------------------------------------------------------------------------------------


72 |Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                               Number of Portfolios in
                                              Length of        Fund Complex Overseen
 Name, Age and Address         Position       Time Served      by Board Member*           Other Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       Vice           Since 1995       Not Applicable             None
 One Franklin Parkway          President
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
 Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
 Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC;
 President and Director, Franklin Advisers, Inc.; Executive Vice President,
 Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
 Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)         Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief
 Fort Lauderdale, FL           Executive
 33394-3091                    Officer-
                               Finance and
                               Administration


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity
 Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)         Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments;
 and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor
 to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
 (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President Since 2002       Not Applicable             Director, FTI Banque, Arch
 600 Fifth Avenue              - AML                                                      Chemicals, Inc. and Lingnan
 Rockefeller Center            Compliance                                                 Foundation.
 New York, NY 10048-0772

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
 International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Annual Report|73

-----------------------------------------------------------------------------------------------------------------------------------
                                                               Number of Portfolios in
                                              Length of        Fund Complex Overseen
 Name, Age and Address         Position       Time Served      by Board Member*           Other Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)  Treasurer and  Treasurer since  Not Applicable             None
 One Franklin Parkway          Chief          2000 and Chief
 San Mateo, CA 94403-1906      Financial      Financial Officer
                               Officer        since 2002


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------------
 THOMAS WALSH (41)             Vice President Since 1999       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.



74 |Annual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST



For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund 1
Franklin Small-Mid Cap Growth
Fund Franklin Small Cap Growth Fund II 2

VALUE
Franklin Balance Sheet Investment Fund 3
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 8
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free
  Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 10
Tax-Exempt Money Fund 6, 7

STATE-SPECIFIC TAX-FREE INCOME 9
Alabama
Arizona
California 11
Colorado
Connecticut
Florida 11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10
Michigan 10
Minnesota 10
Missouri
New Jersey
New York 11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee

VIRGINIA VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 12




1. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified. The fund's investment goal remained the same.
2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
3. The fund is only open to existing shareholders as well as select retirement plans.
4. Effective June 30, 2003, the fund reopened to all new investors.
5. Upon reaching approximately $350 million in assets, the fund will close to all investors.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY). 12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/03                                              Not part of the annual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS


One Franklin Parkway
San Mateo, CA 94403-1906


Want to receive this document FASTER via email?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin California
Tax-Free Trust



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin California Tax-Free Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


CAT A2003 08/03


ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    August 30, 2003